UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4861

Fidelity Garrison Street Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2006

Item 1. Reports to Stockholders

Fidelity® Money Market
Central Fund

Annual Report

September 30, 2006

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

CFM-ANN-1106 445922.1.0
1.743123.106

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2006 to September 30, 2006).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value April 1, 2006	Ending Account Value September 30, 2006	Expenses Paid During Period* April 1, 2006 to September 30, 2006
Actual	$ 1,000.00	$ 1,026.40	$ .05
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,025.02	$ .05

* Expenses are equal to the Fund's annualized expense ratio of .01%; multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes/Performance

Maturity Diversification
Days	% of fund's investments 9/30/06	% of fund's investments 3/31/06	% of fund's investments 9/30/05
0 - 30	61.6	66.2	53.8
31 - 90	22.0	22.0	34.9
91 - 180	9.9	5.4	6.9
181 - 397	6.5	6.4	4.4
Weighted Average Maturity
	9/30/06	3/31/06	9/30/05
Fidelity Money Market Central Fund	50 Days	44 Days	41 Days
All Taxable Money Market Funds Average*	41 Days	38 Days	38 Days
Asset Allocation (% of fund's net assets)
As of September 30, 2006	As of March 31, 2006
Corporate Bonds 1.5%	Corporate Bonds 2.6%
Commercial Paper 14.0%	Commercial Paper 13.6%
Bank CDs, BAs, TDs, and Notes 62.9%	Bank CDs, BAs, TDs, and Notes 61.3%
Government Securities 2.1%	Government Securities 0.5%
Repurchase Agreements 19.2%	Repurchase Agreements 22.1%
Other Investments 0.7%	Other Investments 0.0%
Net Other Assets (dagger) (0.4)%	Net Other Assets (dagger) (0.1)%

* Net Other Assets are not included in the pie chart.

Current and Historical Seven-Day Yields

	10/3/06	6/27/06	4/4/06	1/3/06	10/4/05
Fidelity Money Market Central Fund	5.40%	5.19%	4.83%	4.36%	3.85%

* Source: iMoneyNet, Inc.

Annual Report

Investments September 30, 2006

Showing Percentage of Net Assets

Corporate Bonds - 1.5%
Due Date	Yield (a)	Principal Amount	Value (Note 1)
Conoco Funding Co.
10/15/06	4.77%	$ 5,165,000	$ 5,166,049
Household Finance Corp.
1/30/07	4.64	7,000,000	7,020,278
Verizon Wireless Capital LLC
12/15/06	4.83	970,000	970,900
TOTAL CORPORATE BONDS			13,157,227
Certificates of Deposit - 21.8%

Domestic Certificates Of Deposit - 0.0%
AmSouth Bank NA, Birmingham
12/5/06	5.12	400,000	399,707
London Branch, Eurodollar, Foreign Banks - 9.0%
Barclays Bank PLC
10/24/06	5.33	5,000,000	5,000,000
BNP Paribas SA
12/8/06	5.33	5,000,000	5,000,000
Calyon
1/24/07 to 2/12/07	5.00 to 5.22	10,000,000	10,000,000
Credit Industriel et Commercial
10/24/06 to 4/10/07	4.76 to 5.40	30,000,000	30,000,000
Deutsche Bank AG
1/30/07	4.86	5,000,000	5,000,000
Dresdner Bank AG
3/5/07	5.40	2,000,000	2,000,000
HBOS Treasury Services PLC
12/14/06	5.35	5,000,000	5,000,000
Landesbank Hessen-Thuringen
12/8/06	5.36	5,000,000	5,000,000
Societe Generale
11/7/06 to 12/6/06	4.80 to 4.91	10,000,000	10,000,000
			77,000,000
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount	Value (Note 1)
New York Branch, Yankee Dollar, Foreign Banks - 12.8%
BNP Paribas SA
10/30/06 to 6/11/07	4.81 to 5.45%	$ 15,000,000	$ 15,000,000
Canadian Imperial Bank of Commerce
10/16/06	5.41 (c)	9,000,000	9,000,000
Credit Suisse First Boston
10/23/06	5.50 (c)	15,000,000	15,000,000
Credit Suisse Group
6/4/07	5.40 to 5.43	10,000,000	10,000,000
Deutsche Bank AG
12/4/06 to 2/5/07	4.90 to 5.45 (c)	10,000,000	10,000,000
Mizuho Corporate Bank Ltd.
10/23/06 to 1/29/07	5.34 to 5.56	22,000,000	22,000,000
Skandinaviska Enskilda Banken AB
12/1/06 to 3/30/07	5.35 to 5.60	6,200,000	6,190,592
Sumitomo Mitsui Banking Corp.
11/14/06 to 1/26/07	5.34 to 5.40	8,000,000	8,000,000
Toronto-Dominion Bank
12/8/06	5.35	10,000,000	10,000,000
Unicredito Italiano Spa
11/20/06	5.26	5,000,000	5,000,000
			110,190,592
TOTAL CERTIFICATES OF DEPOSIT			187,590,299
Commercial Paper - 14.0%

Aegis Finance LLC
11/10/06	5.33	1,000,000	994,133
Apache Corp.
10/16/06	5.36	2,000,000	1,995,550
British Telecommunications PLC
10/20/06 to 11/27/06	5.39 to 5.54	3,000,000	2,982,152
ConocoPhillips Qatar Funding Ltd.
1/11/07	5.37 (b)	5,000,000	4,925,058
Countrywide Financial Corp.
10/18/06 to 10/26/06	5.32 to 5.34	6,000,000	5,979,094
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount	Value (Note 1)
CVS Corp.
10/16/06 to 10/30/06	5.37 to 5.38%	$ 2,000,000	$ 1,993,473
DaimlerChrysler NA Holding Corp.
10/17/06 to 11/13/06	5.43 to 5.44	3,000,000	2,985,798
Devon Energy Corp.
11/16/06	5.43	1,000,000	993,151
DZ Bank AG
10/23/06	5.33	1,000,000	996,773
Emerald (MBNA Credit Card Master Note Trust)
11/9/06 to 12/6/06	5.33 to 5.37	4,000,000	3,965,461
FCAR Owner Trust
11/2/06 to 1/22/07	5.36 to 5.57	10,000,000	9,868,972
Fortune Brands, Inc.
10/10/06 to 11/6/06	5.43 to 5.56	2,000,000	1,993,260
Giro Funding US Corp.
12/4/06	5.35	2,000,000	1,981,227
Grampian Funding LLC
10/23/06 to 3/5/07	5.32 to 5.52	11,000,000	10,869,587
John Deere Capital Corp.
11/2/06	5.47	1,000,000	995,200
Kellogg Co.
12/14/06 to 12/19/06	5.40	2,000,000	1,977,348
Michigan Gen. Oblig.
10/11/06	5.27	9,500,000	9,500,000
Monument Gardens Funding
12/11/06	5.36	1,000,000	989,567
Motown Notes Program
11/2/06 to 12/14/06	5.39 to 5.52	3,000,000	2,974,623
Nelnet Student Funding Ext Cp LLC
10/3/06	5.32	1,000,000	999,706
Nissan Motor Acceptance Corp.
10/20/06 to 11/14/06	5.37 to 5.53	4,000,000	3,980,984
Pacific Gas & Electric Co.
10/5/06	5.35 (b)	1,000,000	999,407
Paradigm Funding LLC
1/22/07 to 3/26/07	5.33 to 5.39	10,000,000	9,811,969
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount	Value (Note 1)
Park Granada LLC
11/28/06	5.36%	$ 1,000,000	$ 991,590
Sigma Finance, Inc.
12/7/06	5.35 (b)	2,000,000	1,980,644
Skandinaviska Enskilda Banken AB
10/30/06	5.29 (c)	5,000,000	5,000,000
Strand Capital LLC
10/3/06 to 2/20/07	5.14 to 5.38	6,000,000	5,942,054
Stratford Receivables Co. LLC
11/7/06	5.32	1,000,000	994,563
Textron Financial Corp.
10/4/06 to 10/25/06	5.34 to 5.37	4,000,000	3,992,162
The Walt Disney Co.
10/24/06 to 2/7/07	5.35 to 5.36	2,000,000	1,977,759
Time Warner, Inc.
11/10/06 to 1/16/07	5.42 to 5.49 (b)	7,000,000	6,927,454
Verizon Communications, Inc.
1/12/07	5.45 (b)	5,000,000	4,923,322
Weatherford International Ltd.
10/6/06	5.34 (b)	1,000,000	999,260
WellPoint, Inc.
10/10/06	5.36	1,000,000	998,665
Xcel Energy, Inc.
10/17/06	5.35	1,000,000	997,684
TOTAL COMMERCIAL PAPER			120,477,650
Federal Agencies - 2.1%

Fannie Mae - 0.6%
9/5/07	5.61	5,000,000	5,000,000
Federal Home Loan Bank - 1.5%
8/15/07 to 9/14/07	5.50 to 5.57	13,000,000	12,999,651
TOTAL FEDERAL AGENCIES			17,999,651
Master Notes - 3.3%
Due Date	Yield (a)	Principal Amount	Value (Note 1)
Asset Funding Co. III LLC
10/5/06	5.38% (c)(e)	$ 5,000,000	$ 5,000,000
Goldman Sachs Group, Inc.
10/10/06 to 11/27/06	5.38 to 5.45 (c)(e)	23,000,000	23,000,000
TOTAL MASTER NOTES			28,000,000
Medium-Term Notes - 34.5%

AIG Matched Funding Corp.
10/3/06 to 11/15/06	5.40 to 5.52 (c)	20,000,000	20,000,000
Allstate Life Global Funding II
10/27/06	5.34 (b)(c)	1,000,000	1,000,000
ASIF Global Financing XXX
10/23/06	5.34 (b)(c)	9,000,000	9,000,000
Banco Santander Totta SA
10/16/06	5.33 (b)(c)	5,000,000	5,000,000
Bank of New York Co., Inc.
10/27/06	5.39 (b)(c)	5,000,000	5,000,000
Banque Federative du Credit Mutuel (BFCM)
10/13/06	5.33 (b)(c)	5,000,000	5,000,000
Bayerische Landesbank Girozentrale
10/16/06 to 11/20/06	5.43 to 5.52 (c)	10,000,000	10,000,000
BellSouth Corp.
4/26/07	5.34 (b)	5,000,000	4,967,317
BMW U.S. Capital LLC
10/16/06	5.33 (c)	1,000,000	1,000,000
BNP Paribas SA
10/2/06	5.28 (c)	10,000,000	9,997,343
Caja Madrid SA
1/19/07	5.37 (c)	3,000,000	3,000,000
Calyon New York Branch
10/2/06	5.27 (c)	3,000,000	2,999,115
ConocoPhillips
10/11/06	5.51 (c)	2,000,000	2,000,000
Countrywide Bank, Alexandria Virginia
10/15/06 to 10/16/06	5.34 (c)	4,000,000	3,999,834
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount	Value (Note 1)
Cullinan Finance Corp.
10/16/06 to 6/25/07	5.29 to 5.46% (b)(c)	$ 11,000,000	$ 10,999,063
General Electric Capital Corp.
10/10/06 to 10/17/06	5.35 to 5.46 (c)	32,500,000	32,505,147
Genworth Life Insurance Co.
10/2/06	5.41 (c)(e)	5,000,000	5,000,000
Harrier Finance Funding LLC
12/20/06	5.37 (b)(c)	1,000,000	1,000,004
HBOS Treasury Services PLC
10/10/06	5.30 (b)(c)	5,000,000	4,999,590
12/27/06	5.46 (c)	5,000,000	5,000,000
HSBC Finance Corp.
10/24/06	5.36 (c)	3,000,000	3,000,000
HSH Nordbank AG
10/23/06	5.36 (b)(c)	3,000,000	3,000,000
Huntington National Bank, Columbus
11/1/06	5.57 (c)	1,000,000	1,000,409
ING USA Annuity & Life Insurance Co.
12/26/06	5.48 (c)(e)	2,000,000	2,000,000
K2 (USA) LLC
12/11/06	5.36 (b)(c)	2,000,000	1,999,814
Merrill Lynch & Co., Inc.
10/11/06 to 10/16/06	5.34 to 5.58 (c)	11,000,000	11,012,440
Metropolitan Life Insurance Co.
10/6/06	5.34 (b)(c)	2,626,000	2,626,000
Morgan Stanley
10/2/06 to 10/27/06	5.35 to 5.46 (c)	24,000,000	24,000,000
Natexis Banques Populaires NY CD
10/2/06	5.29 (c)	9,000,000	8,998,681
Nordea Bank AB
10/2/06	5.27 (c)	5,000,000	4,998,533
Pacific Life Global Funding
10/4/06	5.38 (b)(c)	2,000,000	2,000,895
RACERS
10/23/06	5.35 (b)(c)	10,000,000	10,000,000
SBC Communications, Inc.
6/5/07	5.51 (b)	1,025,000	1,015,961
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount	Value (Note 1)
Security Life of Denver Insurance Co.
11/28/06	5.48% (c)(e)	$ 1,000,000	$ 1,000,000
Sigma Finance, Inc.
10/16/06 to 12/11/06	5.33 to 5.36 (b)(c)	6,000,000	5,999,688
Skandinaviska Enskilda Banken
10/10/06	5.28 (c)	6,000,000	5,998,505
UniCredito Italiano Bank (Ireland) PLC
10/16/06	5.34 (b)(c)	5,000,000	5,000,000
10/30/06	5.29 (c)	5,000,000	4,999,001
Verizon Global Funding Corp.
12/15/06	5.50 (b)(c)	18,000,000	17,999,980
Washington Mutual Bank
11/27/06 to 11/30/06	5.38 (c)	7,000,000	7,000,000
Washington Mutual Bank FA
10/16/06	5.31 (c)	1,000,000	1,000,000
10/31/06	5.47 (b)(c)	8,000,000	8,000,000
Washington Mutual Bank, California
10/20/06	5.37 (c)	4,000,000	4,000,000
Wells Fargo & Co.
10/16/06	5.34 (c)	10,000,000	10,000,000
WestLB AG
10/10/06 to 12/29/06	5.37 to 5.40 (b)(c)	7,000,000	7,000,000
TOTAL MEDIUM-TERM NOTES			296,117,320
Short-Term Notes - 0.6%

New York Life Insurance Co.
12/29/06	5.45 (c)(e)	5,000,000	5,000,000
Asset-Backed Securities - 0.7%

Master Funding Trust I
1/25/07 to 3/26/07	5.36 (c)	4,816,000	4,815,977
Wind Trust
2/25/07	5.33 (b)(c)	1,000,000	1,000,000
TOTAL ASSET-BACKED SECURITIES			5,815,977
Municipal Securities - 2.7%
	Principle Amount	Value (Note 1)
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.) 5.4%, LOC Bank of America NA, VRDN (c)	$ 4,595,000	$ 4,595,000
Connecticut Hsg. Fin. Auth. (Hsg. Mortgage Fin. Prog.) Series F2, 5.33%, (AMBAC Insured), VRDN (c)	7,665,000	7,665,000
Savannah College Art & Design, Inc. Series 2004 BD, 5.32%, LOC Bank of America NA, VRDN (c)	10,859,328	10,859,328
TOTAL MUNICIPAL SECURITIES		23,119,328
Repurchase Agreements - 19.2%
	Maturity Amount
In a joint trading account (Collateralized by U.S. Government Obligations) dated 9/29/06 due 10/2/06 at 5.4%	$ 478,215	478,000
With:
Banc of America Securities LLC at 5.44%, dated 9/29/06 due 10/2/06 (Collateralized by Corporate Obligations valued at $21,420,001, 7.25% - 7.45%, 12/15/26 - 4/15/36)	21,009,520	21,000,000
Barclays Capital, Inc. at 5.46%, dated 9/29/06 due 10/2/06 (Collateralized by Equity Securities valued at $38,850,004)	37,016,835	37,000,000
Credit Suisse First Boston, Inc. at 5.48%, dated 9/29/06 due 10/2/06 (Collateralized by Mortgage Loan Obligations valued at $17,852,352, 6.03% - 8.33%, 9/15/20 - 3/15/32)	17,007,763	17,000,000
Deutsche Bank Securities, Inc. at 5.35%, dated 9/11/06 due 10/11/06 (Collateralized by Corporate Obligations valued at $2,040,077, 12.03%, 5/15/11)	2,008,917	2,000,000
Goldman Sachs & Co. at 5.48%, dated 8/21/06 due 11/21/06:
(Collateralized by Corporate Obligations valued at $2,100,000, 12.75%, 11/15/12) (c)(d)	2,028,009	2,000,000
(Collateralized by Corporate Obligations valued at $10,200,000, 5.75% - 6.03%, 5/25/36 - 9/25/36) (c)(d)	10,140,044	10,000,000
Repurchase Agreements - continued
	Maturity Amount	Value (Note 1)
With: - continued
J.P. Morgan Securities, Inc. at 5.48%, dated 9/21/06 due 10/26/06 (Collateralized by Corporate Obligations valued at $7,376,050, 7.19% - 8.75%, 12/29/10 - 4/1/11) (c)(d)	$ 7,037,294	$ 7,000,000
Lehman Brothers, Inc. at 5.44%, dated 9/29/06 due 10/2/06 (Collateralized by Commercial Paper Obligations valued at $32,640,000, 0%, 10/12/06 - 10/27/06)	32,014,507	32,000,000
Merrill Lynch, Pierce, Fenner & Smith at:
5.44%, dated 9/29/06 due 10/2/06 (Collateralized by Corporate Obligations valued at $25,503,094, 4.75% - 5.25%, 1/30/13 - 4/1/14)	25,011,333	25,000,000
5.49%, dated 7/19/06 due 10/17/06 (Collateralized by Corporate Obligations valued at $6,313,147, 7.27%, 2/15/09) (c)(d)	6,082,350	6,000,000
Morgan Stanley & Co. at 5.38%, dated 9/21/06 due 10/26/06 (Collateralized by Mortgage Loan Obligations valued at $8,960,930, 2.27% - 6.75%, 8/25/33 - 7/25/36)	6,031,383	6,000,000
TOTAL REPURCHASE AGREEMENTS		165,478,000
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $862,755,452)		862,755,452
NET OTHER ASSETS - (0.4)%		(3,287,283)
NET ASSETS - 100%		$ 859,468,169
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $133,363,457 or 15.5% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) The maturity amount is based on the rate at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $41,000,000 or 4.8% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Asset Funding Co. III LLC 5.38%, 10/5/06	8/29/06	$ 5,000,000
Genworth Life Insurance Co. 5.41%, 10/2/06	7/31/06	$ 5,000,000
Goldman Sachs Group, Inc.: 5.38%, 10/10/06	1/9/06	$ 5,000,000
5.39%, 10/11/06	10/11/05	$ 6,000,000
5.39%, 10/10/06	11/10/05	$ 5,000,000
5.45%, 11/27/06	8/26/04	$ 7,000,000
ING USA Annuity & Life Insurance Co. 5.48%, 12/26/06	6/23/05	$ 2,000,000
New York Life Insurance Co. 5.45%, 12/29/06	2/28/02	$ 5,000,000
Security Life of Denver Insurance Co. 5.48%, 11/28/06	8/26/05	$ 1,000,000
Income Tax Information

At September 30, 2006, the fund had a capital loss carryforward of approximately $137,760 of which $10,044, $7,239, $17,632 and $102,845 will expire on September 30, 2011, 2012, 2013 and 2014, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2006

Assets
Investment in securities, at value (including repurchase agreements of $165,478,000) - See accompanying schedule: Unaffiliated issuers (cost $862,755,452)		$ 862,755,452
Cash		336
Interest receivable		5,697,475
Prepaid expenses		409
Total assets		868,453,672

Liabilities
Payable for investments purchased	$ 5,886,209
Distributions payable	3,061,109
Other payables and accrued expenses	38,185
Total liabilities		8,985,503

Net Assets		$ 859,468,169
Net Assets consist of:
Paid in capital		$ 859,620,008
Undistributed net investment income		21,244
Accumulated undistributed net realized gain (loss) on investments		(173,083)
Net Assets, for 859,614,766 shares outstanding		$ 859,468,169
Net Asset Value, offering price and redemption price per share ($859,468,169 ÷ 859,614,766 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2006

Investment Income
Interest (including $85,587 from affiliated interfund lending)		$ 41,111,434

Expenses
Custodian fees and expenses	$ 26,633
Independent trustees' compensation	3,377
Audit	39,349
Legal	601
Interest	6,142
Insurance	4,832
Miscellaneous	1,522
Total expenses before reductions	82,456
Expense reductions	(2,430)	80,026
Net investment income		41,031,408
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		4,112
Net increase in net assets resulting from operations		$ 41,035,520

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended September 30, 2006	Year ended September 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 41,031,408	$ 22,702,356
Net realized gain (loss)	4,112	(137,557)
Net increase in net assets resulting from operations	41,035,520	22,564,799
Distributions to shareholders from net investment income	(41,033,927)	(22,695,776)
Affiliated share transactions at net asset value of $1.00 per share Proceeds from sales of shares	50,000,000	-
Reinvestment of distributions	8,082,185	3,520,914
Cost of shares redeemed	(20,000,000)	-
Net increase (decrease) in net assets and shares resulting from share transactions	38,082,185	3,520,914
Total increase (decrease) in net assets	38,083,778	3,389,937

Net Assets
Beginning of period	821,384,391	817,994,454
End of period (including undistributed net investment income of $21,244 and undistributed net investment income of $23,762, respectively)	$ 859,468,169	$ 821,384,391

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.048	.028	.013	.014	.022
Distributions from net investment income	(.048)	(.028)	(.013)	(.014)	(.022)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	4.86%	2.80%	1.27%	1.43%	2.24%
Ratios to Average Net Assets B
Expenses before reductions	.01%	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	.01%	.01%	.01%	.01%	.01%
Expenses net of all reductions	.01%	.01%	.01%	.01%	.01%
Net investment income	4.76%	2.77%	1.27%	1.42%	2.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 859,468	$ 821,384	$ 817,994	$ 816,443	$ 765,618

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2006

1. Significant Accounting Policies.

Fidelity Money Market Central Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund are only offered to other investment companies and accounts (the investing funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to excise tax regulations.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	-
Undistributed ordinary income	21,244
Capital loss carryforward	(137,760)

Cost for federal income tax purposes	$ 862,755,452

The tax character of distributions paid was as follows:

	September 30, 2006	September 30, 2005
Ordinary Income	$ 41,033,927	$ 22,695,776

New Accounting Pronouncements.

In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Repurchase Agreements - continued

event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase agreements whereby the Fund transfers securities to a counterparty who then agrees to transfer them back to the Fund at a future date and agreed upon price, reflecting a rate of interest below market rate. The Fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus accrued interest in return for the same securities transferred. The Fund continues to receive interest payments on the transferred securities during the term of the reverse repurchase agreement. During the period that a reverse repurchase agreement is outstanding, the Fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the security or in gaining access to the collateral. The average daily balance during the period for which reverse repurchase agreements were outstanding amounted to $2,859,222. The weighted average interest rate was 4.3%. At period end, there were no reverse repurchase agreements outstanding.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. FIMM and FMR have entered into a service agreement under which FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays Fidelity Service Company, Inc. (FSC), an affiliate of FMR, the fees for maintaining the accounting records of the Fund.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding.

Annual Report

3. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Lender	$ 14,864,638	4.41%

4. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $2,430.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Garrison Street Trust and Shareholders of Fidelity Money Market Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Money Market Central Fund (the Fund), a fund of Fidelity Garrison Street Trust, including the schedule of investments as of September 30, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2006, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Money Market Central Fund as of September 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 16, 2006

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 346 funds advised by FMR or an affiliate. Mr. McCoy oversees 348 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1986

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Stephen P. Jonas (53)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Money Market Central (2005-present). He also serves as Senior Vice President of other Fidelity funds (2005-present). Mr. Jonas is Executive Director of FMR (2005-present) and FMR Co., Inc. (2005-present). He also serves as a Director of Fidelity Investments Money Management, Inc. (2005-present) and FMR Corp. (2003-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Corp. (1998-2002). In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as Vice Chairman (2006-present), a Director (2003-present) and Chief Operating Officer (2000-present) of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (63)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001).

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display and a member of the Consumer Electronics Hall of Fame.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate). He is also a partner of Franklin Street Partners (private investment management firm). In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care System. He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Keyes may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
James H. Keyes (66)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Garrison Street Trust. Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Garrison Street Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Boyce I. Greer (50)

Year of Election or Appointment: 2006

Vice President of Money Market Central. Mr. Greer also serves as Vice President of certain Equity Funds (2005-present), certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). He is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Charles S. Morrison (45)

Year of Election or Appointment: 2005

Vice President of Money Market Central. Mr. Morrison also serves as Vice President of Fidelity's Money Market Funds (2005-present) and certain Asset Allocation Funds (2002-present). Previously, he served as Vice President of Fidelity's Bond Funds (2002-2005) and certain Balanced Funds (2002-2005). He served as Vice President (2002-2005) and Bond Group Leader (2002-2005) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002-present) and FMR (2002-present). Mr. Morrison joined Fidelity Investments in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

David L. Murphy (59)

Year of Election or Appointment: 2002

Vice President of Money Market Central. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present), certain Asset Allocation Funds (2003-present), Fixed-Income Funds (2005-present), and Balanced Funds (2005-present). He serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

James Kim Miller (42)

Year of Election or Appointment: 2004

Vice President of Money Market Central. Mr. Miller also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Miller worked as a research analyst, bond trader and portfolio manager.

Eric D. Roiter (57)

Year of Election or Appointment: 2000

Secretary of Money Market Central. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (47)

Year of Election or Appointment: 2003

Assistant Secretary of Money Market Central. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (48)

Year of Election or Appointment: 2004

President and Treasurer of Money Market Central. Ms. Reynolds also serves as President and Treasurer of other Fidelity funds (2004-present) and is a Vice President (2003-present) and an employee (2002-present) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Money Market Central. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of Money Market Central. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of Money Market Central. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of Money Market Central. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of Money Market Central. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of Money Market Central. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Money Market Central. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (60)
Year of Election or Appointment: 2000 Assistant Treasurer of Money Market Central. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (52)
Year of Election or Appointment: 2004 Assistant Treasurer of Money Market Central. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (51)
Year of Election or Appointment: 2002 Assistant Treasurer of Money Market Central. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of Money Market Central. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Money Market Central. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

A total of 0.38% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $32,098,942 of distributions paid during the period January 1, 2006 to September 30, 2006 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on February 15, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	672,343,759.36	100.000
Withheld	.00	00.000
TOTAL	672,343,759.36	100.000
Albert R. Gamper, Jr.
Affirmative	672,343,759.36	100.000
Withheld	.00	00.000
TOTAL	672,343,759.36	100.000
Robert M. Gates
Affirmative	672,343,759.36	100.000
Withheld	.00	00.000
TOTAL	672,343,759.36	100.000
George H. Heilmeier
Affirmative	672,343,759.36	100.000
Withheld	.00	00.000
TOTAL	672,343,759.36	100.000
Edward C. Johnson 3d
Affirmative	672,343,759.36	100.000
Withheld	.00	00.000
TOTAL	672,343,759.36	100.000
Stephen P. Jonas
Affirmative	672,343,759.36	100.000
Withheld	.00	00.000
TOTAL	672,343,759.36	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	672,343,759.36	100.000
Withheld	.00	00.000
TOTAL	672,343,759.36	100.000
Ned C. Lautenbach
Affirmative	672,343,759.36	100.000
Withheld	.00	00.000
TOTAL	672,343,759.36	100.000
William O. McCoy
Affirmative	672,343,759.36	100.000
Withheld	.00	00.000
TOTAL	672,343,759.36	100.000
Robert L. Reynolds
Affirmative	672,343,759.36	100.000
Withheld	.00	00.000
TOTAL	672,343,759.36	100.000
Cornelia M. Small
Affirmative	672,343,759.36	100.000
Withheld	.00	00.000
TOTAL	672,343,759.36	100.000
William S. Stavropoulos
Affirmative	672,343,759.36	100.000
Withheld	.00	00.000
TOTAL	672,343,759.36	100.000
Kenneth L. Wolfe
Affirmative	672,343,759.36	100.000
Withheld	.00	00.000
TOTAL	672,343,759.36	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Money Market Central Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Annual Report

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund's management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except operating expenses for services provided by entities not affiliated with FMR, such as fees for custodial, auditing, legal and insurance services. Based on its review, the Board concluded that the fund's net management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except certain operating expenses for services provided by entities not affiliated with FMR.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except certain operating expenses for services provided by entities not affiliated with FMR.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iii) the total expenses of certain funds and classes relative to competitors; (iv) fund performance trends; and (v) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Fidelity® Ultra-Short
Central Fund

Annual Report

September 30, 2006

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

USC-ANN-1106 446302.1.0
1.765375.105

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2006	Past 1 year	Past 5 years	Life of fundA
Fidelity® Ultra-Short Central Fund	5.13%	2.96%	3.02%

A From July 16, 2001.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Ultra-Short Central Fund on July 31, 2001, shortly after the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® 3 Month Swap Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Andrew Dudley, Portfolio Manager of Fidelity® Ultra-Short Central Fund

A weak start, a strong finish and a modestly positive overall return highlighted investment-grade bond performance for the year ending September 30, 2006. Bonds sank in the first month of the period after Gulf Coast hurricanes sent energy prices soaring, prompting fears of a corresponding leap in inflation. However, core inflation readings - which strip out volatile food and energy prices - remained relatively benign. That, combined with an easing of oil prices, helped bonds rally between November and February. But the asset class fell again from March through May, partly as a result of continued interest rate hikes by the Federal Reserve Board. In all, the Fed raised interest rates six times during the past year. Bonds rose again from June through September, though, particularly after Fed Chairman Ben Bernanke hinted at a pause in its rate hike campaign, a prophecy soon realized when the central bank left rates unchanged at its August and September meetings. The late rally helped the debt market gain 3.67% for the 12-month period as a whole according to the Lehman Brothers® Aggregate Bond Index.

The fund gained 5.13% during the past year, topping the Lehman Brothers 3 Month Swap Index's return of 4.76%. Boosting the fund's performance relative to the index was advantageous yield-curve positioning. A position in cash - which I drew down by the end of the period to purchase attractively priced corporate bonds - and an overweighting in securities with maturities of two to three years worked in the fund's favor relative to the index throughout much of the year. Also aiding the fund's relative return was sector selection. My heavy emphasis on high-quality, higher-yielding structured products - such as asset-backed securities (ABS) and collateralized mortgage obligations (CMOs) - helped because both outpaced the index. In particular, the fund benefited significantly from my focus on home equity and credit card ABS. These securities posted strong gains thanks to their higher yields, which helped cushion them as interest rates rose. Increased demand from investors looking for high-quality, higher-yielding alternatives to government bonds also helped ABS. Likewise, CMOs were bolstered by their higher yields and strong demand. Modest positions in corporate bonds - particularly financials - also worked to the fund's advantage, as they performed well in response to strong economic conditions. Turning to disappointments, the fund probably would have fared even better had I owned more structured products given their strong gains for the period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2006 to September 30, 2006).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value April 1, 2006	Ending Account Value September 30, 2006	Expenses Paid During Period* April 1, 2006 to September 30, 2006
Actual	$ 1,000.00	$ 1,027.70	$ .02
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,025.05	$ .02

* Expenses are equal to the Fund's annualized expense ratio of .0035%; multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes

Quality Diversification (% of fund's net assets)
As of September 30, 2006	As of March 31, 2006
U.S. Government and U.S. Government Agency Obligations 7.4%	U.S. Government and U.S. Government Agency Obligations 9.7%
AAA 22.5%	AAA 20.2%
AA 11.9%	AA 11.0%
A 10.6%	A 9.7%
BBB 16.5%	BBB 9.3%
BB and Below 0.0%	BB and Below 0.2%
Not Rated 3.3%	Not Rated 1.4%
Short-Term Investments and Net Other Assets 27.8%	Short-Term Investments and Net Other Assets 38.5%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Securities rated BB or below were rated investment grade at this time of acquisition.

Average Years to Maturity as of September 30, 2006
6 months ago
Years	1.7	1.6
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of September 30, 2006
6 months ago
Years	0.2	0.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of September 30, 2006*		As of March 31, 2006**
	Corporate Bonds 10.4%		Corporate Bonds 5.0%
	U.S. Government and U.S. Government Agency Obligations 7.4%		U.S. Government and U.S. Government Agency Obligations 9.7%
	Asset-Backed Securities 36.5%		Asset-Backed Securities 29.3%
	CMOs and Other Mortgage Related Securities 17.9%		CMOs and Other Mortgage Related Securities 17.5%
	Short-Term Investments and Net Other Assets 27.8%		Short-Term Investments and Net Other Assets 38.5%
* Foreign investments	14.5%	** Foreign investments	14.3%
* Futures and Swaps	2.8%	** Futures and Swaps	6.0%

Annual Report

Investments September 30, 2006

Showing Percentage of Net Assets

Nonconvertible Bonds - 10.4%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 1.5%
Auto Components - 0.5%
DaimlerChrysler NA Holding Corp.:
5.82% 3/13/09 (d)	$ 9,650,000	$ 9,654,564
5.87% 9/10/07 (d)	16,665,000	16,701,130
Johnson Controls, Inc. 5.5988% 1/17/08 (d)	12,045,000	12,062,032
		38,417,726
Media - 1.0%
AOL Time Warner, Inc. 6.15% 5/1/07	23,650,000	23,722,403
Cox Communications, Inc. (Reg. S) 5.94% 12/14/07 (d)	16,340,000	16,418,530
Time Warner, Inc. 8.18% 8/15/07	19,416,000	19,867,053
Univision Communications, Inc. 2.875% 10/15/06	8,505,000	8,496,631
Viacom, Inc. 5.74% 6/16/09 (a)(d)	20,000,000	20,012,560
		88,517,177
TOTAL CONSUMER DISCRETIONARY		126,934,903
ENERGY - 0.7%
Energy Equipment & Services - 0.2%
Transocean, Inc. 5.59% 9/5/08 (d)	22,600,000	22,600,000
Oil, Gas & Consumable Fuels - 0.5%
Anadarko Petroleum Corp.:
3.25% 5/1/08	7,850,000	7,587,991
5.79% 9/15/09 (d)	21,000,000	21,025,599
Enterprise Products Operating LP 4% 10/15/07	12,585,000	12,393,620
		41,007,210
TOTAL ENERGY		63,607,210
FINANCIALS - 3.9%
Capital Markets - 0.3%
Lehman Brothers Holdings E-Capital Trust I 6.1725% 8/19/65 (d)	8,040,000	8,083,537
Merrill Lynch & Co., Inc. 5.4938% 8/14/09 (d)	19,465,000	19,464,591
		27,548,128
Commercial Banks - 0.6%
Santander Issuances SA Unipersonal 5.75% 6/20/16 (a)(d)	19,500,000	19,507,157
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Santander US Debt SA Unipersonal 5.5706% 10/21/08 (a)(d)	$ 15,000,000	$ 15,003,120
Wells Fargo & Co. 5.43% 3/10/08 (d)	16,600,000	16,613,413
		51,123,690
Consumer Finance - 0.8%
Capital One Financial Corp. 5.67% 9/10/09 (d)	21,510,000	21,525,444
MBNA Capital I 8.278% 12/1/26	6,295,000	6,575,524
MBNA Europe Funding PLC 5.49% 9/7/07 (a)(d)	19,925,000	19,940,223
SLM Corp. 5.6647% 7/26/10 (d)	20,330,000	20,329,146
		68,370,337
Diversified Financial Services - 0.4%
Aspetuck Trust 5.7869% 10/16/06 (d)(f)	17,585,000	17,756,981
CC Funding Trust I 6.9% 2/16/07	13,305,000	13,368,438
JPMorgan Chase & Co. 3.125% 12/11/06	40,000	39,833
Tyco International Group SA Participation Certificate Trust 4.436% 6/15/07 (a)	6,245,000	6,197,401
		37,362,653
Insurance - 0.1%
Oil Insurance Ltd. 5.53% 10/6/06 (a)(d)	6,710,000	6,709,946
Real Estate Investment Trusts - 0.7%
Developers Diversified Realty Corp. 7% 3/19/07	1,325,000	1,333,868
iStar Financial, Inc. 5.94% 3/16/09 (d)	20,710,000	20,849,171
Reckson Operating Partnership LP 6% 6/15/07	10,530,000	10,561,295
Simon Property Group LP 6.375% 11/15/07	21,807,000	21,995,434
		54,739,768
Real Estate Management & Development - 0.1%
Chelsea GCA Realty Partnership LP 7.25% 10/21/07	8,295,000	8,377,842
Thrifts & Mortgage Finance - 0.9%
Countrywide Financial Corp. 5.67% 4/11/07 (d)	11,025,000	11,033,445
Residential Capital Corp. 6.7419% 6/29/07 (d)	14,150,000	14,227,344
Washington Mutual Bank 5.5788% 5/1/09 (d)	29,600,000	29,623,591
Washington Mutual, Inc. 5.54% 8/24/09 (d)	21,500,000	21,500,796
		76,385,176
TOTAL FINANCIALS		330,617,540
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
INDUSTRIALS - 0.2%
Air Freight & Logistics - 0.1%
FedEx Corp. 2.65% 4/1/07	$ 5,825,000	$ 5,746,328
Road & Rail - 0.1%
CSX Corp. 7.45% 5/1/07	10,590,000	10,707,655
TOTAL INDUSTRIALS		16,453,983
MATERIALS - 0.1%
Paper & Forest Products - 0.1%
Weyerhaeuser Co. 6.125% 3/15/07	6,621,000	6,628,369
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.8%
AT&T, Inc. 5.495% 5/15/08 (d)	25,000,000	25,015,500
BellSouth Corp. 5.58% 8/15/08 (d)	17,500,000	17,503,360
Deutsche Telekom International Finance BV 5.5688% 3/23/09 (d)	11,500,000	11,507,015
SBC Communications, Inc. 4.214% 6/5/07 (a)	2,395,000	2,375,169
Telecom Italia Capital SA 6.1081% 7/18/11 (d)	22,000,000	21,828,532
Telefonica Emisiones SAU 5.69% 6/19/09 (d)	28,000,000	28,017,136
Telefonos de Mexico SA de CV 4.5% 11/19/08	10,240,000	10,036,869
TELUS Corp. yankee 7.5% 6/1/07	35,376,000	35,837,445
		152,121,026
Wireless Telecommunication Services - 0.3%
Verizon Wireless Capital LLC 5.375% 12/15/06	5,610,000	5,607,997
Vodafone Group PLC 5.4269% 6/29/07 (d)	21,595,000	21,593,380
		27,201,377
TOTAL TELECOMMUNICATION SERVICES		179,322,403
UTILITIES - 1.9%
Electric Utilities - 0.7%
American Electric Power Co., Inc. 4.709% 8/16/07	770,000	764,742
Baltimore Gas & Electric Co. 5.25% 12/15/06	12,335,000	12,326,489
FirstEnergy Corp. 5.5% 11/15/06	10,651,000	10,650,585
Progress Energy, Inc. 6.05% 4/15/07	31,434,000	31,519,375
Southwestern Public Service Co. 5.125% 11/1/06	8,205,000	8,201,849
		63,463,040
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
UTILITIES - continued
Gas Utilities - 0.3%
Consolidated Natural Gas Co. 5.375% 11/1/06	$ 16,710,000	$ 16,707,260
NiSource Finance Corp. 5.9681% 11/23/09 (d)	8,055,000	8,053,365
		24,760,625
Independent Power Producers & Energy Traders - 0.4%
Constellation Energy Group, Inc. 6.35% 4/1/07	18,720,000	18,796,003
Duke Capital LLC 4.331% 11/16/06	13,360,000	13,338,718
		32,134,721
Multi-Utilities - 0.5%
Dominion Resources, Inc.:
3.66% 11/15/06	6,075,000	6,062,030
5.6638% 9/28/07 (d)	18,765,000	18,770,085
NiSource, Inc. 3.628% 11/1/06	8,410,000	8,397,435
Sempra Energy:
4.621% 5/17/07	5,275,000	5,249,427
4.75% 5/15/09	5,500,000	5,428,467
		43,907,444
TOTAL UTILITIES		164,265,830
TOTAL NONCONVERTIBLE BONDS (Cost $887,605,875)		887,830,238
U.S. Government Agency Obligations - 0.0%

Fannie Mae 0% 3/28/07 (c) (Cost $146,262)	150,000	146,204
Asset-Backed Securities - 36.5%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 5.63% 7/25/34 (d)	12,092,583	12,134,370
Series 2004-3 Class 2A4, 5.68% 10/25/34 (d)	2,104,625	2,106,140
Series 2004-4 Class A2D, 5.68% 1/25/35 (d)	1,739,604	1,745,531
Series 2005-1 Class M1, 5.8% 4/25/35 (d)	11,280,000	11,332,785
ACE Securities Corp.:
Series 2002-HE1 Class M1, 5.98% 6/25/32 (d)	1,842,987	1,869,127
Series 2002-HE2 Class M1, 6.605% 8/25/32 (d)	18,631,213	18,645,958
Series 2003-HS1:
Class M1, 6.08% 6/25/33 (d)	800,000	804,247
Class M2, 7.08% 6/25/33 (d)	856,000	864,431
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
ACE Securities Corp.: - continued
Series 2003-NC1 Class M1, 6.11% 7/25/33 (d)	$ 1,600,000	$ 1,610,171
Series 2004-HE1:
Class M1, 5.83% 2/25/34 (d)	2,193,000	2,202,789
Class M2, 6.43% 2/25/34 (d)	2,475,000	2,497,107
Series 2004-OP1:
Class M1, 5.85% 4/25/34 (d)	4,420,000	4,420,005
Class M2, 6.38% 4/25/34 (d)	8,685,000	8,752,671
Series 2005-HE1 Class M1, 5.81% 2/25/35 (d)	5,600,000	5,624,133
Series 2005-HE2:
Class M2, 5.78% 4/25/35 (d)	1,803,000	1,811,120
Class M3, 5.81% 4/25/35 (d)	1,040,000	1,046,976
Class M4, 5.97% 4/25/35 (d)	1,340,000	1,348,799
Series 2005-HE3:
Class A2A, 5.43% 5/25/35 (d)	910,145	910,218
Class A2B, 5.54% 5/25/35 (d)	4,370,000	4,373,153
Series 2005-HE7 Class A2B, 5.51% 11/25/35 (d)	25,000,000	25,011,168
Series 2005-SD1 Class A1, 5.73% 11/25/50 (d)	1,228,042	1,229,885
Series 2006-HE2:
Class A2C, 5.49% 5/25/36 (d)	8,845,000	8,854,279
Class M1, 5.63% 5/25/36 (d)	8,138,000	8,151,476
Class M2, 5.65% 5/25/36 (d)	2,695,000	2,699,203
Class M3, 5.67% 5/25/36 (d)	2,130,000	2,134,030
Class M4, 5.73% 5/25/36 (d)	1,800,000	1,803,348
Class M5, 5.77% 5/25/36 (d)	2,617,000	2,622,772
Series 2006-NC2:
Class M7, 6.18% 7/25/36 (d)	4,902,000	4,951,804
Class M8, 6.33% 7/25/36 (d)	2,429,000	2,428,976
Class M9, 7.18% 7/25/36 (d)	1,605,000	1,605,000
Series 2006-OP1:
Class M2, 5.62% 4/25/36 (d)	10,119,000	10,122,901
Class M3, 5.64% 4/25/36 (d)	4,000,000	3,998,455
Class M4, 5.7% 4/25/36 (d)	1,000,000	999,995
Class M5, 5.72% 4/25/36 (d)	950,000	949,642
Aesop Funding II LLC Series 2005-1A Class A2, 5.39% 4/20/09 (a)(d)	8,800,000	8,801,228
ALG Student Loan Trust I Series 2006-1 Class A1, 5.51% 10/28/18 (a)(d)	13,000,000	13,001,300
American Express Credit Account Master Trust:
Series 2002-6 Class B, 5.78% 3/15/10 (d)	5,000,000	5,014,309
Series 2004-1 Class B, 5.58% 9/15/11 (d)	5,775,000	5,796,509
Series 2004-C Class C, 5.83% 2/15/12 (a)(d)	9,862,830	9,884,931
Series 2005-1 Class A, 5.36% 10/15/12 (d)	15,455,000	15,477,890
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
American Express Credit Account Master Trust: - continued
Series 2005-6 Class C, 5.58% 3/15/11 (a)(d)	$ 22,320,000	$ 22,347,900
AmeriCredit Automobile Receivables Trust:
Series 2002-EM Class A4A, 3.67% 6/8/09	13,552,593	13,534,798
Series 2003-AM Class A4B, 5.8% 11/6/09 (d)	6,009,395	6,015,265
Series 2003-BX Class A4B, 5.8% 1/6/10 (d)	1,739,348	1,741,249
Series 2005-1 Class C, 4.73% 7/6/10	15,500,000	15,346,428
Series 2006-RM Class A1, 5.37% 10/6/09	15,000,000	15,017,568
Ameriquest Mississippi, Inc. Series 2006-M3:
Class M7, 6.18% 10/25/36 (d)	6,660,000	6,660,000
Class M9, 7.33% 10/25/36 (d)	4,270,000	4,270,000
Ameriquest Mortgage Securities, Inc.:
Series 2003-1 Class M1, 6.23% 2/25/33 (d)	5,837,814	5,849,750
Series 2003-10 Class M1, 6.03% 12/25/33 (d)	1,835,000	1,858,994
Series 2003-11 Class M1, 6.02% 1/25/34 (d)	2,995,000	3,021,657
Series 2003-3 Class M1, 6.13% 3/25/33 (d)	188,443	188,970
Series 2003-6 Class M2, 7.18% 5/25/33 (d)	2,750,000	2,791,909
Series 2003-AR1 Class M1, 6.48% 1/25/33 (d)	3,695,400	3,702,471
Series 2004-R10:
Class M1, 6.03% 11/25/34 (d)	4,665,000	4,692,264
Class M5, 6.48% 11/25/34 (d)	3,095,000	3,133,492
Series 2004-R11 Class M1, 5.99% 11/25/34 (d)	4,430,000	4,458,254
Series 2004-R2:
Class M1, 5.76% 4/25/34 (d)	1,230,000	1,229,999
Class M2, 5.81% 4/25/34 (d)	950,000	950,000
Class M3, 5.88% 4/25/34 (d)	3,500,000	3,499,999
Class M4, 6.38% 4/25/34 (d)	4,500,000	4,499,995
Series 2004-R3 Class M2, 6.48% 5/25/34 (d)	13,525,000	13,680,309
Series 2004-R7 Class M7, 7.03% 8/25/34 (d)	5,000,000	5,055,631
Series 2004-R9 Class M5, 6.73% 10/25/34 (d)	1,165,000	1,182,119
Series 2005-R1:
Class M1, 5.78% 3/25/35 (d)	5,710,000	5,724,001
Class M2, 5.81% 3/25/35 (d)	1,925,000	1,932,847
Series 2005-R2 Class M1, 5.78% 4/25/35 (d)	12,500,000	12,552,011
Amortizing Residential Collateral Trust:
Series 2002-BC1 Class M2, 6.43% 1/25/32 (d)	502,463	504,229
Series 2002-BC3 Class A, 5.66% 6/25/32 (d)	1,499,716	1,504,673
ARG Funding Corp.:
Series 2005-1A Class A2, 5.43% 4/20/09 (a)(d)	11,000,000	11,014,590
Series 2005-2A Class A2, 5.44% 5/20/09 (a)(d)	5,200,000	5,200,041
Argent Securities Trust Series 2006-M1:
Class M7, 6.33% 7/25/36 (d)	5,600,000	5,599,961
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Argent Securities Trust Series 2006-M1: - continued
Class M8, 6.53% 7/25/36 (d)	$ 5,600,000	$ 5,602,087
Argent Securities, Inc.:
Series 2003-W3 Class M2, 6.7023% 9/25/33 (d)	20,835,000	21,038,810
Series 2003-W7 Class A2, 5.72% 3/1/34 (d)	721,462	723,205
Series 2004-W11 Class M2, 6.03% 11/25/34 (d)	3,860,000	3,901,996
Series 2004-W5 Class M1, 5.93% 4/25/34 (d)	3,960,000	3,965,480
Series 2004-W7:
Class M1, 5.88% 5/25/34 (d)	4,085,000	4,111,852
Class M2, 5.93% 5/25/34 (d)	3,320,000	3,342,779
Class M5, 6.68% 5/25/34 (d)	1,550,000	1,569,407
Series 2006-M2 Class M7, 6.2281% 9/25/36 (d)	11,580,000	11,584,845
Series 2006-W4:
Class A2C, 5.49% 5/25/36 (d)	10,675,000	10,682,369
Class M2, 5.65% 5/25/36 (d)	11,235,000	11,239,277
Class M3, 5.67% 5/25/36 (d)	8,990,000	8,989,959
Arran Funding Ltd. Series 2005-A Class C, 5.65% 12/15/10 (d)	26,765,000	26,759,647
Asset Backed Funding Corp. Series 2006-OPT1 Class M4, 5.73% 9/25/36 (d)	13,256,000	13,260,889
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class M1, 6.23% 4/15/33 (d)	9,880,981	9,884,766
Series 2003-HE3 Class M1, 6.16% 6/15/33 (d)	2,185,000	2,191,591
Series 2003-HE6 Class M1, 5.98% 11/25/33 (d)	3,475,000	3,499,920
Series 2004-HE2 Class M1, 5.88% 4/25/34 (d)	6,060,000	6,109,095
Series 2004-HE3:
Class M1, 5.87% 6/25/34 (d)	1,450,000	1,460,967
Class M2, 6.45% 6/25/34 (d)	3,350,000	3,383,580
Series 2004-HE6 Class A2, 5.69% 6/25/34 (d)	6,375,782	6,391,763
Series 2005-HE1 Class M1, 5.83% 3/25/35 (d)	4,460,000	4,486,079
Series 2005-HE2:
Class M1, 5.78% 3/25/35 (d)	8,250,000	8,295,439
Class M2, 5.83% 3/25/35 (d)	2,065,000	2,080,418
Series 2005-HE3 Class A4, 5.53% 4/25/35 (d)	8,456,092	8,459,721
Series 2005-HE6 Class A2B, 5.58% 7/25/35 (d)	10,000,000	10,019,323
Series 2005-HE8 Class M2, 5.78% 11/25/35 (d)	2,105,000	2,116,284
Series 2006-HE2 Class M3, 5.72% 3/25/36 (d)	3,984,000	3,992,490
Series 2006-HE4 Class M1, 5.64% 5/25/36 (d)	14,283,000	14,282,947
Bank of America Credit Card Master Trust Series 2006-C4 Class C4, 5.56% 11/15/11 (d)	20,000,000	19,999,892
Bank One Issuance Trust:
Series 2002-B1 Class B1, 5.71% 12/15/09 (d)	20,655,000	20,673,011
Series 2002-C1 Class C1, 6.29% 12/15/09 (d)	7,980,000	8,010,792
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Bank One Issuance Trust: - continued
Series 2003-C4 Class C4, 6.36% 2/15/11 (d)	$ 14,910,000	$ 15,109,861
Bayview Financial Acquisition Trust Series 2004-C Class A1, 5.7437% 5/28/44 (d)	5,059,834	5,067,348
Bayview Financial Asset Trust Series 2003-F Class A, 5.8237% 9/28/43 (d)	5,483,824	5,485,284
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 5.7737% 2/28/44 (d)	3,375,497	3,381,512
Bayview Financial Securities Co. LLC Series 2006-A Class 2A1, 5.4481% 2/28/41 (d)	11,319,550	11,321,839
Bear Stearns Asset Backed Securities, Inc.:
Series 2005-3 Class A1, 5.78% 9/25/35 (d)	2,326,537	2,328,601
Series 2005-HE2:
Class M1, 5.83% 2/25/35 (d)	6,655,000	6,690,232
Class M2, 6.08% 2/25/35 (d)	2,430,000	2,450,332
Series 2005-HE5 Class 1A1, 5.44% 6/25/35 (d)	1,541,098	1,541,216
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 5.3778% 12/26/24 (b)(d)	27,160,000	27,160,000
Capital Auto Receivables Asset Trust:
Series 2003-1 Class B, 5.8% 6/15/10 (a)(d)	1,713,869	1,714,209
Series 2003-2 Class B, 5.61% 1/15/09 (d)	911,118	911,211
Series 2005-1 Class B, 5.705% 6/15/10 (d)	5,725,000	5,749,838
Series 2006-SN1A Class A4B, 5.44% 3/20/10 (a)(d)	25,000,000	25,000,000
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 5.61% 1/15/10 (d)	6,099,486	6,104,135
Series 2004-B Class A4, 5.44% 8/15/11 (d)	16,300,000	16,303,645
Series 2006-B Class A2, 5.53% 4/15/09	16,215,000	16,235,818
Capital One Master Trust:
Series 2001-1 Class B, 5.84% 12/15/10 (d)	19,500,000	19,576,120
Series 2001-8A Class B, 5.88% 8/17/09 (d)	9,585,000	9,586,584
Series 2002-4A Class B, 5.83% 3/15/10 (d)	6,000,000	6,013,066
Capital One Multi-Asset Execution Trust:
Series 2003-C1 Class C1, 7.88% 3/15/11 (d)	15,500,000	16,018,630
Series 2003-C5 Class C5, 6.48% 10/17/11 (d)	6,000,000	6,116,784
Series 2004-C1 Class C1, 3.4% 11/16/09	20,510,000	20,378,037
Capital Trust Ltd. Series 2004-1:
Class A2, 5.78% 7/20/39 (a)(d)	2,968,000	2,972,581
Class B, 6.08% 7/20/39 (a)(d)	1,550,000	1,561,930
Class C, 6.43% 7/20/39 (a)(d)	1,994,000	2,007,561
Carrington Mortgage Loan Trust:
Series 2005-FRE1 Class A2, 5.51% 12/25/35 (d)	15,580,000	15,582,840
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Carrington Mortgage Loan Trust: - continued
Series 2006-FRE1:
Class M7, 6.28% 7/25/36 (d)	$ 3,308,000	$ 3,309,154
Class M9, 7.23% 7/25/36 (d)	2,112,000	2,112,705
Series 2006-NC2:
Class M6, 5.77% 6/25/36 (d)	9,000,000	9,003,174
Class M7, 6.18% 6/25/36 (d)	2,500,000	2,500,862
Series 2006-RFC1:
Class M7, 6.19% 5/25/36 (d)	2,275,000	2,277,328
Class M8, 6.38% 5/25/36 (d)	1,485,000	1,485,494
Class M9, 7.2% 5/25/36 (d)	1,095,000	1,094,628
CDC Mortgage Capital Trust:
Series 2001-HE1 Class M1, 6.8694% 1/25/32 (d)	1,004,527	1,005,430
Series 2002-HE2 Class M1, 6.38% 1/25/33 (d)	9,278,431	9,283,205
Series 2003-HE1 Class M1, 6.23% 8/25/33 (d)	1,907,142	1,908,576
Series 2003-HE3 Class M1, 6.03% 11/25/33 (d)	1,971,336	1,985,588
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 5.51% 5/20/17 (a)(d)	5,368,159	5,360,692
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 5.81% 3/16/09 (d)	1,305,000	1,305,722
Series 2003-6 Class C, 6.13% 2/15/11 (d)	16,400,000	16,590,540
Series 2004-1 Class B, 5.53% 5/15/09 (d)	4,105,000	4,105,009
Chase Issuance Trust Series 2006-C3 Class C3, 5.56% 6/15/11 (d)	17,435,000	17,434,826
CIT Equipment Collateral Trust Series 2005-VT1 Class D, 4.51% 11/20/12	2,216,751	2,194,064
Citibank Credit Card Issuance Trust:
Series 2001-B2 Class B2, 5.86% 12/10/08 (d)	11,945,000	11,951,251
Series 2002-B1 Class B1, 5.79% 6/25/09 (d)	9,010,000	9,021,549
Series 2002-C1 Class C1, 6.47% 2/9/09 (d)	17,500,000	17,551,037
Series 2003-C1 Class C1, 6.5888% 4/7/10 (d)	17,785,000	18,031,564
Citigroup Mortgage Loan Trust:
Series 2003-HE4 Class A, 5.74% 12/25/33 (a)(d)	5,216,387	5,216,387
Series 2006-AMC1:
Class A2B, 6.3% 9/25/36 (d)	11,245,000	11,245,000
Class M7, 5.51% 9/25/36 (d)	4,445,000	4,445,000
Series 2006-NC2 Class A2B, 5.5% 9/25/36 (d)	27,500,000	27,500,000
Citigroup Mortgage Loan Trust, Inc. Series 2006-WFH2 Class A2A, 5.48% 8/25/36 (d)	12,730,000	12,733,396
CNH Wholesale Master Note Trust:
Series 2005-1:
Class A, 5.44% 6/15/11 (d)	18,000,000	18,009,079
Class B, 5.73% 6/15/11 (d)	2,280,000	2,283,785
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
CNH Wholesale Master Note Trust: - continued
Series 2006-1A:
Class A, 5.493% 7/15/12 (a)(d)	$ 9,000,000	$ 9,000,000
Class B, 5.713% 7/15/12 (a)(d)	9,000,000	9,000,000
College Loan Corp. Trust I Series 2006-1 Class A7B, 5.495% 4/25/46 (a)(d)	28,405,000	28,405,000
Countrywide Home Loan Trust Series 2006-13N Class N, 7% 8/25/37 (a)	8,398,348	8,335,361
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 5.76% 5/25/33 (d)	740,933	741,738
Series 2003-BC1 Class M2, 7.0745% 9/25/32 (d)	2,931,546	2,947,262
Series 2003-SD3 Class A1, 5.75% 12/25/32 (a)(d)	207,999	208,742
Series 2004-14 Class M1, 5.84% 6/25/35 (d)	13,520,000	13,622,460
Series 2004-2 Class M1, 5.83% 5/25/34 (d)	7,650,000	7,678,296
Series 2004-3:
Class 3A4, 5.58% 8/25/34 (d)	174,613	174,854
Class M1, 5.83% 6/25/34 (d)	1,475,000	1,481,565
Class M4, 6.3% 4/25/34 (d)	4,000,000	4,016,550
Series 2004-4:
Class A, 5.7% 8/25/34 (d)	714,946	715,745
Class M1, 5.81% 7/25/34 (d)	3,650,000	3,671,024
Class M2, 5.86% 6/25/34 (d)	6,885,000	6,918,561
Series 2005-1:
Class 1AV2, 5.53% 7/25/35 (d)	7,923,171	7,926,087
Class M1, 5.75% 8/25/35 (d)	3,525,000	3,536,268
Class MV1, 5.73% 7/25/35 (d)	3,135,000	3,145,004
Class MV2, 5.77% 7/25/35 (d)	3,765,000	3,779,956
Series 2005-AB1 Class A2, 5.54% 8/25/35 (d)	17,520,000	17,534,747
Series 2005-BC1 Class 2A2, 5.53% 5/25/35 (d)	4,859,876	4,861,015
CPS Auto Receivables Trust:
Series 2006-B Class A2, 5.71% 6/15/16 (a)	5,999,985	6,015,923
Series 2006-C Class A2, 5.31% 3/15/10 (a)	16,955,000	16,944,403
Credit Suisse Home Equity Asset Trust Series 2006-5N Class A, 5.5% 11/27/36 (a)	12,802,395	12,755,141
Credit-Based Asset Backed Servicing and Securitization Mortgage Loan Certificates Series 2006-SC1 Class A, 5.6% 5/25/36 (a)(d)	8,535,387	8,537,336
CS First Boston Mortgage Securities Corp.:
Series 2003-6:
Class M2, 7% 2/25/34 (d)	920,000	931,541
Class M3, 7.28% 2/25/34 (d)	1,655,000	1,671,667
Series 2003-8 Class A2, 5.72% 4/25/34 (d)	231,577	231,776
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Discover Card Master Trust I:
Series 2003-4 Class B1, 5.66% 5/16/11 (d)	$ 8,155,000	$ 8,194,629
Series 2005-1 Class B, 5.48% 9/16/10 (d)	12,750,000	12,759,384
Series 2005-3 Class B, 5.52% 5/15/11 (d)	18,000,000	18,022,617
Series 2006-1 Class B1, 5.48% 8/16/11 (d)	14,629,000	14,635,968
Series 2006-2 Class B1, 5.45% 1/17/12 (d)	18,000,000	17,958,523
Drive Auto Receivables Trust Series 2006-1 Class A2, 5.49% 8/17/09 (a)	5,625,000	5,630,045
DriveTime Auto Owner Trust Series 2006-A Class A2, 5.422% 10/15/09 (a)	5,000,000	4,964,250
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 5.43% 9/19/36 (d)	16,845,499	16,845,499
Fannie Mae guaranteed REMIC pass thru certificates Series 2004-T5 Class AB3, 5.971% 5/28/35 (d)	634,112	635,400
Fieldstone Mortgage Investment Corp.:
Series 2003-1 Class M2, 7.08% 11/25/33 (d)	243,237	243,808
Series 2004-3 Class M5, 6.78% 8/25/34 (d)	2,000,000	2,010,093
Series 2005-2 Class 2A1, 5.45% 12/25/35 (d)	6,509,135	6,509,789
First Franklin Mortgage Loan Asset Backed Certificates Trust:
Series 2005-FF2 Class A2A, 5.42% 3/25/35 (d)	898,130	898,217
Series 2006-FF6 Class M1, 5.62% 4/25/36 (d)	6,965,000	6,964,972
First Franklin Mortgage Loan Trust:
Series 2003-FFH1 Class M1, 6.03% 9/25/33 (d)	4,265,622	4,285,955
Series 2004-FF2:
Class M3, 5.88% 3/25/34 (d)	400,000	400,819
Class M4, 6.23% 3/25/34 (d)	300,000	301,381
Series 2004-FF8 Class M3, 6.28% 10/25/34 (d)	16,620,000	16,872,569
Series 2006-FF10 Class M7, 6.6244% 7/25/36 (d)	4,000,000	3,999,973
Series 2006-FF14:
Class A5, 5.49% 10/25/36 (d)	9,350,000	9,350,000
Class M1, 5.59% 10/25/36 (d)	8,319,000	8,319,000
Series 2006-FF7 Class M1, 5.58% 5/25/36 (d)	7,000,000	7,002,069
Ford Credit Floorplan Master Owner Trust:
Series 2005-1:
Class A, 5.48% 5/15/10 (d)	9,590,000	9,590,073
Class B, 5.77% 5/15/10 (d)	8,020,000	8,030,140
Series 2006-3:
Class A, 5.51% 6/15/11 (d)	7,340,000	7,344,054
Class B, 5.78% 6/15/11 (d)	10,435,000	10,439,525
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 5.78% 2/25/34 (d)	467,888	468,404
Class M2, 5.83% 2/25/34 (d)	800,000	801,142
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Fremont Home Loan Trust: - continued
Series 2004-B Class M1, 5.91% 5/25/34 (d)	$ 1,695,000	$ 1,704,162
Series 2004-C Class 2A2, 5.88% 8/25/34 (d)	5,207,671	5,213,806
Series 2004-D Class 3A2, 5.61% 11/25/34 (d)	731,458	733,095
Series 2005-A:
Class 2A2, 5.57% 2/25/35 (d)	5,950,550	5,954,681
Class M1, 5.76% 1/25/35 (d)	1,603,000	1,613,717
Class M2, 5.79% 1/25/35 (d)	2,325,000	2,336,498
Class M3, 5.82% 1/25/35 (d)	1,250,000	1,258,312
Class M4, 6.01% 1/25/35 (d)	925,000	933,909
Series 2006-A:
Class M3, 5.71% 5/25/36 (d)	3,545,000	3,546,288
Class M4, 5.74% 5/25/36 (d)	5,315,000	5,316,922
Class M5, 5.83% 5/25/36 (d)	2,847,000	2,855,293
Series 2006-B:
Class M4, 5.69% 8/25/36 (d)	6,000,000	6,002,378
Class M9, 7.23% 8/25/36 (d)	2,000,000	1,996,911
GE Business Loan Trust Series 2003-1 Class A, 5.76% 4/15/31 (a)(d)	4,125,413	4,141,667
GE Capital Credit Card Master Note Trust:
Series 2005-2:
Class A, 5.34% 6/15/11 (d)	30,000,000	30,000,234
Class B, 5.53% 6/15/11 (d)	6,475,000	6,482,186
Series 2006-1:
Class B, 5.63% 9/17/12 (d)	5,535,000	5,535,000
Class C, 5.73% 9/17/12 (d)	4,305,000	4,305,000
GE-WMC Mortgage Securities, LLC Series 2006-1 Class A2B, 5.475% 8/25/36 (d)	19,955,904	19,961,189
Gracechurch Card Funding PLC:
Series 11 Class C, 5.61% 11/15/10 (d)	20,510,000	20,509,795
Series 6 Class B, 5.52% 2/17/09 (d)	1,030,000	1,029,845
Series 8 Class C, 5.66% 6/15/10 (d)	18,450,000	18,449,816
Series 9:
Class B, 5.48% 9/15/10 (d)	3,560,000	3,560,000
Class C, 5.64% 9/15/10 (d)	13,000,000	13,014,560
GSAMP Trust:
Series 2002-HE Class M1, 7.205% 11/20/32 (d)	2,882,888	2,885,866
Series 2002-NC1 Class A2, 5.65% 7/25/32 (d)	54,777	55,512
Series 2003-FM1 Class M1, 6.56% 3/20/33 (d)	12,735,683	12,743,772
Series 2004-FM1:
Class M1, 5.98% 11/25/33 (d)	2,476,297	2,476,299
Class M2, 6.73% 11/25/33 (d)	1,975,000	1,993,560
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
GSAMP Trust: - continued
Series 2004-FM2:
Class M1, 5.83% 1/25/34 (d)	$ 3,495,567	$ 3,495,571
Class M2, 6.43% 1/25/34 (d)	1,436,216	1,436,218
Class M3, 6.63% 1/25/34 (d)	431,424	431,424
Series 2004-HE1:
Class M1, 5.88% 5/25/34 (d)	4,045,000	4,044,997
Class M2, 6.48% 5/25/34 (d)	1,750,000	1,767,035
Series 2005-9 Class 2A1, 5.45% 8/25/35 (d)	6,728,548	6,725,054
Series 2005-HE2 Class M, 5.76% 3/25/35 (d)	8,780,000	8,822,727
Series 2005-MTR1 Class A1, 5.47% 10/25/35 (d)	11,142,847	11,142,847
Series 2005-NC1 Class M1, 5.78% 2/25/35 (d)	9,010,000	9,058,228
Series 2006-FM1:
Class A2C, 5.49% 4/25/36 (d)	7,500,000	7,505,862
Class M1, 5.63% 4/25/36 (d)	9,646,000	9,649,615
Class M3, 5.68% 4/25/36 (d)	2,534,000	2,533,989
Class M5, 5.79% 4/25/36 (d)	3,500,000	3,501,189
Series 2006-FM2 Class M1, 5.5838% 9/25/36 (d)	13,470,000	13,470,000
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 6.41% 5/25/30 (a)(d)	20,090,000	20,090,000
Home Equity Asset Trust:
Series 2002-2 Class M1, 6.53% 6/25/32 (d)	10,000,000	10,007,663
Series 2002-3 Class A5, 6.21% 2/25/33 (d)	2,763	2,763
Series 2002-5 Class M1, 6.53% 5/25/33 (d)	11,435,329	11,447,707
Series 2003-1 Class M1, 6.33% 6/25/33 (d)	6,529,228	6,532,118
Series 2003-2 Class M1, 6.21% 8/25/33 (d)	1,861,177	1,863,182
Series 2003-3 Class M1, 6.19% 8/25/33 (d)	7,951,067	7,968,873
Series 2003-4 Class M1, 6.13% 10/25/33 (d)	1,940,553	1,945,982
Series 2003-5:
Class A2, 5.68% 12/25/33 (d)	226,466	227,149
Class M1, 6.03% 12/25/33 (d)	3,175,000	3,192,823
Class M2, 7.06% 12/25/33 (d)	3,235,000	3,281,899
Series 2003-7 Class A2, 5.71% 3/25/34 (d)	389,610	390,189
Series 2003-8 Class M1, 6.05% 4/25/34 (d)	4,585,000	4,614,118
Series 2004-1 Class M1, 5.96% 6/25/34 (d)	10,115,000	10,235,739
Series 2004-2 Class A2, 5.62% 7/25/34 (d)	404,846	404,966
Series 2004-3:
Class M1, 5.9% 8/25/34 (d)	2,015,000	2,023,113
Class M2, 6.53% 8/25/34 (d)	2,200,000	2,227,197
Series 2004-4 Class A2, 5.65% 10/25/34 (d)	1,478,150	1,479,212
Series 2004-6 Class A2, 5.68% 12/25/34 (d)	2,463,826	2,467,528
Series 2004-7 Class A3, 5.72% 1/25/35 (d)	3,094,309	3,111,627
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Home Equity Asset Trust: - continued
Series 2005-1:
Class M1, 5.76% 5/25/35 (d)	$ 9,705,000	$ 9,744,260
Class M2, 5.78% 5/25/35 (d)	5,780,000	5,802,587
Class M3, 5.83% 5/25/35 (d)	5,845,000	5,872,200
Series 2005-2:
Class 2A2, 5.53% 7/25/35 (d)	13,170,000	13,177,596
Class M1, 5.78% 7/25/35 (d)	10,085,000	10,124,584
Series 2005-3 Class M1, 5.74% 8/25/35 (d)	9,450,000	9,483,817
Series 2005-5 Class 2A2, 5.58% 11/25/35 (d)	15,000,000	15,039,627
Series 2006-7:
Class 2A3, 5.4719% 1/25/37 (b)(d)	20,000,000	20,000,000
Class B1, 7.25% 1/25/37 (b)(d)	3,450,000	3,450,000
Class M4, 5.73% 1/25/37 (b)(d)	6,740,000	6,740,000
Class M7, 6.13% 1/25/37 (b)(d)	3,450,000	3,450,000
Household Home Equity Loan Trust:
Series 2003-2:
Class A, 5.66% 9/20/33 (d)	1,343,912	1,344,126
Class M, 5.91% 9/20/33 (d)	631,974	632,137
Series 2004-1 Class M, 5.85% 9/20/33 (d)	1,368,868	1,374,994
Household Mortgage Loan Trust Series 2004-HC1:
Class A, 5.68% 2/20/34 (d)	1,458,737	1,458,918
Class M, 5.83% 2/20/34 (d)	881,957	882,113
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class B, 5.88% 1/18/11 (d)	8,850,000	8,856,898
Series 2002-2:
Class A, 5.5% 1/18/11 (d)	9,000,000	9,004,556
Class B, 5.88% 1/18/11 (d)	14,275,000	14,300,487
HSBC Automotive Trust Series 2006-2 Class A2, 5.61% 6/17/09	13,500,000	13,531,721
HSBC Credit Card Master Note Trust I Series 2006-1 Class B, 5.47% 6/15/12 (d)	15,473,000	15,473,000
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 5.79% 1/20/35 (d)	1,792,219	1,796,216
Class M2, 5.82% 1/20/35 (d)	1,342,080	1,346,814
Series 2005-3:
Class A1, 5.585% 1/20/35 (d)	4,569,670	4,573,933
Class M1, 5.745% 1/20/35 (d)	2,673,257	2,678,210
Series 2006-2:
Class M1, 5.64% 3/20/36 (d)	7,166,245	7,166,245
Class M2, 5.66% 3/20/36 (d)	11,851,684	11,851,684
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 5.58% 6/25/35 (d)	$ 3,741,135	$ 3,743,504
Class M1, 5.8% 6/25/35 (d)	4,100,000	4,115,269
John Deere Owner Trust Series 2006-A Class A2, 5.41% 11/17/08	14,230,000	14,235,905
Keycorp Student Loan Trust Series 1999-A Class A2, 5.7019% 12/27/09 (d)	11,420,957	11,456,518
Long Beach Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (a)	12,835,000	12,835,000
Long Beach Auto Receivables Trust Series 2006-B Class A2, 5.34% 11/15/09	14,755,000	14,767,680
Long Beach Mortgage Loan Trust:
Series 2003-2 Class M1, 6.15% 6/25/33 (d)	18,041,302	18,074,682
Series 2003-3 Class M1, 6.08% 7/25/33 (d)	7,711,118	7,739,113
Series 2004-2:
Class M1, 5.86% 6/25/34 (d)	4,275,000	4,278,877
Class M2, 6.41% 6/25/34 (d)	1,400,000	1,407,281
Series 2005-2 Class 2A2, 5.51% 4/25/35 (d)	8,582,641	8,584,736
Series 2006-6:
Class 2A3, 5.4744% 7/25/36 (d)	12,915,000	12,922,239
Class M4, 5.6844% 7/25/36 (d)	3,825,000	3,826,437
Class M5, 5.7144% 7/25/36 (d)	2,390,000	2,390,893
Class M6, 5.7744% 7/25/36 (d)	2,390,000	2,389,989
Class M7, 6.2244% 7/25/36 (d)	4,000,000	3,999,975
Master Asset-Backed Securities Trust Series 2006-NC2 Class M7, 6.0744% 9/25/36 (d)	4,790,000	4,784,013
MASTR Asset Backed Securities Trust:
Series 2003-NC1:
Class M1, 6.06% 4/25/33 (d)	156,647	157,300
Class M2, 7.18% 4/25/33 (d)	1,500,000	1,515,105
Series 2004-FRE1 Class M1, 5.88% 7/25/34 (d)	3,846,310	3,854,184
MBNA Credit Card Master Note Trust:
Series 2002-B2 Class B2, 5.71% 10/15/09 (d)	20,000,000	20,038,596
Series 2002-B4 Class B4, 5.83% 3/15/10 (d)	14,800,000	14,862,354
Series 2003-B1 Class B1, 5.77% 7/15/10 (d)	13,490,000	13,557,242
Series 2003-B2 Class B2, 5.72% 10/15/10 (d)	1,530,000	1,537,724
Series 2003-B3 Class B3, 5.705% 1/18/11 (d)	1,130,000	1,134,805
Series 2003-B5 Class B5, 5.7% 2/15/11 (d)	705,000	708,858
Series 2005-C3 Class C, 5.6% 3/15/11 (d)	22,170,000	22,217,925
MBNA Master Credit Card Trust II Series 1998-E Class B, 5.8369% 9/15/10 (d)	7,800,000	7,830,766
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.83% 7/25/34 (d)	2,012,239	2,015,670
Class M2, 5.88% 7/25/34 (d)	375,000	375,774
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Merrill Lynch Mortgage Investors, Inc.:
Series 2003-HE1 Class M1, 6.03% 7/25/34 (d)	$ 2,321,000	$ 2,338,327
Series 2003-OPT1 Class M1, 5.98% 7/25/34 (d)	1,565,000	1,573,672
Morgan Stanley ABS Capital I, Inc.:
Series 2003-NC7 Class M1, 6.03% 6/25/33 (d)	1,738,438	1,741,800
Series 2003-NC8 Class M1, 6.03% 9/25/33 (d)	2,349,846	2,356,549
Series 2004-HE6 Class A2, 5.67% 8/25/34 (d)	1,983,499	1,988,277
Series 2004-NC2 Class M1, 5.88% 12/25/33 (d)	2,406,103	2,420,319
Series 2004-NC6 Class A2, 5.67% 7/25/34 (d)	613,442	613,903
Series 2005-1 Class M2, 5.8% 12/25/34 (d)	4,425,000	4,447,912
Series 2005-HE1:
Class A3B, 5.55% 12/25/34 (d)	1,580,219	1,581,552
Class M1, 5.78% 12/25/34 (d)	1,100,000	1,107,316
Class M2, 5.8% 12/25/34 (d)	2,970,000	2,986,716
Series 2005-HE2:
Class M1, 5.73% 1/25/35 (d)	2,665,000	2,682,164
Class M2, 5.77% 1/25/35 (d)	1,900,000	1,908,238
Series 2005-NC1:
Class M1, 5.77% 1/25/35 (d)	2,425,000	2,441,894
Class M2, 5.8% 1/25/35 (d)	2,425,000	2,432,656
Class M3, 5.84% 1/25/35 (d)	2,425,000	2,441,596
Series 2005-NC2 Class B1, 6.5% 3/25/35 (d)	3,000,000	3,018,050
Series 2006-HE3:
Class B1, 6.23% 4/25/36 (d)	2,900,000	2,901,129
Class B3, 7.23% 4/25/36 (d)	6,450,000	6,442,486
Series 2006-HE4:
Class M1, 5.61% 6/25/36 (d)	3,560,000	3,562,894
Class M2:
5.63% 6/25/36 (d)	6,230,000	6,234,996
5.64% 6/25/36 (d)	4,450,000	4,451,760
Class M4, 5.68% 6/25/36 (d)	1,780,000	1,780,700
Series 2006-HE5:
Class AC2, 5.47% 8/25/36 (d)	8,510,000	8,512,590
Class B1, 6.3% 8/25/36 (d)	17,690,000	17,689,866
Class B3, 7.28% 8/25/36 (d)	4,085,000	4,078,460
Series 2006-NC4:
Class A2D, 5.57% 6/25/36 (d)	8,865,000	8,869,886
Class M2, 5.63% 6/25/36 (d)	3,000,000	3,002,472
Class M3, 5.64% 6/25/36 (d)	1,000,000	1,000,819
Class M4, 5.68% 6/25/36 (d)	2,000,000	2,001,629
Class M5, 5.7% 6/25/36 (d)	2,000,000	2,001,626
Class M6, 5.78% 6/25/36 (d)	1,000,000	1,000,401
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1 Class M1, 6.605% 2/25/32 (d)	$ 710,364	$ 724,503
Series 2001-NC4 Class M1, 6.83% 1/25/32 (d)	1,667,845	1,669,555
Series 2002-AM3 Class A3, 5.82% 2/25/33 (d)	705,709	706,983
Series 2002-HE1 Class M1, 5.93% 7/25/32 (d)	5,860,000	5,918,677
Series 2002-HE2 Class M1, 6.03% 8/25/32 (d)	9,925,000	10,055,384
Series 2002-NC3 Class A3, 5.67% 8/25/32 (d)	147,864	147,923
Series 2002-OP1 Class M1, 6.455% 9/25/32 (d)	3,820,466	3,823,187
Series 2003-NC1 Class M1, 6.38% 11/25/32 (d)	2,391,382	2,394,892
Morgan Stanley Home Equity Loans Trust Series 2006-3:
Class M1, 5.62% 4/25/36 (d)	4,000,000	3,999,979
Class M4, 5.71% 4/25/36 (d)	6,000,000	5,997,541
Class M5, 5.74% 4/25/36 (d)	2,000,000	1,998,378
National Collegiate Student Loan Trust Series 2006-3 Class A1, 5.3792% 9/25/19 (b)(d)	25,000,000	25,000,000
Navistar Financial Dealer Note Master Trust Series 2005-1 Class A, 5.44% 2/25/13 (d)	18,350,000	18,396,567
New Century Home Equity Loan Trust:
Series 2003-6 Class M1, 6.05% 1/25/34 (d)	8,364,478	8,421,572
Series 2005-1:
Class M1, 5.78% 3/25/35 (d)	4,395,000	4,412,937
Class M2, 5.81% 3/25/35 (d)	4,395,000	4,415,998
Class M3, 5.85% 3/25/35 (d)	2,120,000	2,135,164
Series 2005-4 Class M2, 5.84% 9/25/35 (d)	9,815,000	9,865,683
Nissan Auto Lease Trust:
Series 2004-A Class A4A, 5.4% 6/15/10 (d)	10,164,691	10,169,760
Series 2005-A Class A4, 5.38% 8/15/11 (d)	17,595,000	17,595,253
Nomura Home Equity Loan, Inc. Series 2006-HE3:
Class M7, 6.13% 7/25/36 (d)	4,553,000	4,553,000
Class M8, 6.28% 7/25/36 (d)	3,193,000	3,193,000
Class M9, 7.18% 7/25/36 (d)	4,611,000	4,611,000
NovaStar Home Equity Loan Series 2004-1:
Class M1, 5.78% 6/25/34 (d)	1,450,000	1,459,677
Class M4, 6.305% 6/25/34 (d)	2,435,000	2,454,399
Novastar Mortgage Funding Trust Series 2006-2 Class M1, 5.6% 6/25/36 (d)	9,100,000	9,103,024
Ocala Funding LLC:
Series 2005-1A Class A, 6.83% 3/20/10 (a)(d)	3,675,000	3,675,000
Series 2006-1A Class A, 6.73% 3/20/11 (a)(d)	8,090,000	8,090,000
Option One Mortgage Loan Trust Series 2004-3 Class M3, 5.98% 11/25/34 (d)	2,365,000	2,372,422
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Ownit Mortgage Loan Asset-Backed Certificates:
Series 2005-3 Class A2A, 5.45% 6/25/36 (d)	$ 5,738,022	$ 5,738,758
Series 2005-4 Class A2A1, 5.45% 8/25/36 (d)	8,963,627	8,964,939
Ownit Mortgage Loan Trust Series 2006-5 Class AC2, 5.5481% 7/25/37 (d)	5,000,000	5,003,042
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 5.96% 9/25/34 (d)	3,745,000	3,790,861
Class M2, 6.01% 9/25/34 (d)	1,755,000	1,770,165
Class M3, 6.58% 9/25/34 (d)	3,355,000	3,393,040
Class M4, 6.78% 9/25/34 (d)	4,700,000	4,751,800
Series 2004-WCW2:
Class A2, 5.71% 10/25/34 (d)	1,384,903	1,386,050
Class M3, 5.88% 7/25/35 (d)	2,755,000	2,769,467
Series 2004-WHQ2 Class M1, 5.92% 2/25/35 (d)	8,000,000	8,050,241
Series 2004-WWF1:
Class M2, 6.01% 2/25/35 (d)	11,060,000	11,159,862
Class M3, 6.07% 2/25/35 (d)	1,370,000	1,384,845
Series 2005-WCH1:
Class A3B, 5.55% 1/25/35 (d)	1,457,286	1,458,512
Class M2, 5.85% 1/25/35 (d)	4,175,000	4,198,771
Class M3, 5.89% 1/25/35 (d)	3,290,000	3,316,311
Class M4, 6.16% 1/25/35 (d)	5,750,000	5,795,384
Class M5, 6.21% 1/25/35 (d)	7,095,000	7,167,640
Class M6, 6.31% 1/25/35 (d)	2,650,000	2,674,391
Series 2005-WHQ2:
Class M7, 6.58% 5/25/35 (d)	12,030,000	12,110,030
Class M9, 7.21% 5/25/35 (d)	3,475,000	3,474,974
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1:
Class M4, 5.7281% 9/25/36 (d)	10,020,000	10,020,000
Class M5, 5.7581% 9/25/36 (d)	4,995,000	4,995,000
Providian Master Note Trust:
Series 2005-2 Class C2, 5.83% 11/15/12 (a)(d)	17,800,000	17,853,934
Series 2006-C1A Class C1, 5.88% 3/16/15 (a)(d)	12,585,000	12,585,000
Residential Asset Mortgage Products, Inc.:
Series 2003-RS9:
Class MII1, 5.99% 10/25/33 (d)	5,156,278	5,183,330
Class MII2, 7.13% 10/25/33 (d)	1,622,000	1,648,559
Series 2004-RS10 Class MII2, 6.58% 10/25/34 (d)	5,500,000	5,602,472
Series 2005-SP2 Class 1A1, 5.48% 5/25/44 (d)	6,138,684	6,139,960
Residential Asset Securities Corp. Series 2005-KS7 Class A1, 5.43% 8/25/35 (d)	2,456,522	2,456,722
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Residential Assets Securities Coproration Series 2006-EMX8 Class 1A2, 5.44% 10/25/36 (d)	$ 12,545,000	$ 12,545,000
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 5.73% 4/25/33 (d)	35,133	35,205
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 5.86% 3/25/35 (d)	4,415,000	4,419,524
Series 2004-2 Class MV1, 5.91% 8/25/35 (d)	4,495,000	4,504,858
Series 2005-1 Class A2B, 5.55% 5/25/35 (d)	12,315,981	12,324,086
Securitized Asset Backed NIM Trust Series 2005-EC1 Class NIM, 5.25% 1/25/35 (a)	1,033,448	1,030,864
Securitized Asset Backed Receivables LLC Trust:
Series 2004-NC1 Class M1, 5.85% 2/25/34 (d)	2,910,000	2,918,500
Series 2006-NC1:
Class A2, 5.49% 3/25/36 (d)	10,000,000	10,004,801
Class M1, 5.63% 3/25/36 (d)	10,000,000	10,012,746
Sovereign Dealer Floor Plan Master LLC Series 2006-1:
Class B, 5.51% 8/15/11 (a)(d)	10,755,000	10,755,000
Class C, 5.71% 8/15/11 (a)(d)	4,905,000	4,904,951
Specialty Underwriting & Residential Finance:
Series 2003-BC3 Class M2, 6.93% 8/25/34 (d)	3,640,000	3,665,475
Series 2003-BC4 Class M1, 5.93% 11/25/34 (d)	1,810,000	1,819,415
Structured Asset Investment Loan Trust:
Series 2003-BC9 Class M1, 6.03% 8/25/33 (d)	9,005,000	9,022,552
Series 2004-8 Class M5, 6.48% 9/25/34 (d)	2,395,000	2,422,684
Series 2005-1 Class M4, 6.09% 2/25/35 (a)(d)	3,990,000	4,033,955
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 5.69% 2/25/34 (d)	452,257	454,659
Series 2005-5N Class 3A1A, 5.63% 11/25/35 (d)	13,254,904	13,266,322
Series 2006-OPT1:
Class M1, 5.63% 4/25/36 (d)	5,000,000	4,999,983
Class M2, 5.67% 4/25/36 (d)	4,000,000	4,000,000
Class M3, 5.73% 4/25/36 (d)	6,027,000	6,022,334
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 5.78% 3/15/11 (a)(d)	10,835,000	10,835,000
Superior Wholesale Inventory Financing Trust XII Series 2005-A12 Class C, 6.53% 6/15/10 (d)	6,840,000	6,853,336
TBW Mortgage-Backed pass thru certificates Series 2006-4 Class A3, 5.53% 9/25/36 (d)	21,260,000	21,226,792
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 5.76% 9/25/34 (d)	225,558	226,577
Series 2003-6HE Class A1, 5.8% 11/25/33 (d)	432,176	434,101
Series 2005-14HE Class AF1, 5.47% 8/25/36 (d)	3,585,355	3,585,650
Series 2005-8HE Class A1, 5.45% 7/25/35 (a)(d)	1,214,824	1,215,024
Series 2006-9HGA Class A1, 5.451% 10/25/37 (d)	15,000,000	15,000,000
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Triad Auto Receivables Owner Trust Series 2006-B Class A2, 5.36% 11/12/09	$ 20,760,000	$ 20,763,741
Turquoise Card Backed Securities PLC Series 2006-1A Class C, 5.66% 5/16/11 (a)(d)	17,300,000	17,300,000
UPFC Auto Receivables Trust Series 2006-A Class A2, 5.46% 6/15/09	5,445,000	5,448,899
Wachovia Auto Loan Owner Trust Series 2006-1 Class A2, 5.28% 4/20/10 (a)	24,585,000	24,582,839
WaMu Master Note Trust:
Series 2006-A3A Class A3, 5.36% 9/16/13 (a)(d)	28,665,000	28,665,000
Series 2006-C2A Class C2, 5.83% 8/15/15 (a)(d)	14,460,000	14,459,855
WaMu Mortgage pass thru certificates Series 2006-AR11 Class C1B1, 5.4056% 9/25/46 (d)	14,598,877	14,598,877
Washington Mutual Asset-Backed Certificates Series 2006-HE3:
Class M4, 5.706% 10/25/36 (d)	3,542,000	3,542,000
Class M7, 6.126% 10/25/36 (d)	2,564,000	2,564,000
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)	357,383	357,081
Whinstone Capital Management Ltd. Series 1A Class B3, 6.385% 10/25/44 (a)(d)	22,670,000	22,670,000
WM Asset Holdings Corp.:
Series 2006-6 Class N1, 6.072% 7/25/46 (a)	5,124,545	5,124,545
Series 2006-7 Class N1, 5.926% 10/25/46 (a)	12,084,493	12,084,493
TOTAL ASSET-BACKED SECURITIES (Cost $3,121,086,354)		3,124,834,376
Collateralized Mortgage Obligations - 18.3%

Private Sponsor - 10.9%
American Home Mortgage Assets Trust floater Series 2006-1 Class 2A1, 5.52% 5/25/46 (d)	10,775,659	10,753,494
American Home Mortgage Investment Trust floater Series 2005-4 Class 1A1, 5.62% 3/25/35 (d)	9,277,744	9,318,197
Argent Securities, Inc.:
floater Series 2006-W5:
Class M2, 5.64% 6/25/36 (d)	4,000,000	4,001,552
Class M3, 5.66% 6/25/36 (d)	2,000,000	1,999,217
Class M4, 5.7% 6/25/36 (d)	2,000,000	1,999,223
Class M6, 5.81% 6/25/36 (d)	3,000,000	2,999,986
Series 2006-W5 Class M1, 5.62% 6/25/36 (d)	3,000,000	3,001,192
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 5.7006% 4/12/56 (a)(d)	11,365,000	11,366,279
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-6 Class 1A1, 5.1039% 8/25/35 (d)	$ 13,841,693	$ 13,839,216
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 5.61% 1/25/35 (d)	11,824,852	11,844,356
Series 2005-2 Class 1A1, 5.58% 3/25/35 (d)	7,158,382	7,158,628
Series 2005-5 Class 1A1, 5.55% 7/25/35 (d)	10,586,176	10,583,720
Countrywide Alternative Loan Trust:
planned amortization class Series 2003-5T2 Class A2, 5.73% 5/25/33 (d)	2,746,787	2,749,206
Series 2006-OA16 Class A1A, 5.4% 9/25/46 (d)	18,304,651	18,303,828
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 5.73% 2/25/35 (d)	3,698,649	3,713,237
Series 2004-4 Class 5A2, 5.73% 3/25/35 (d)	1,475,013	1,478,573
Series 2005-1 Class 5A2, 5.66% 5/25/35 (d)	2,773,094	2,766,414
Series 2005-10:
Class 5A1, 5.59% 1/25/36 (d)	9,863,309	9,857,001
Class 5A2, 5.65% 1/25/36 (d)	453,712	454,783
Series 2005-2:
Class 6A2, 5.61% 6/25/35 (d)	1,067,551	1,069,259
Class 6M2, 5.81% 6/25/35 (d)	10,145,000	10,204,082
Series 2005-3 Class 8A2, 5.57% 7/25/35 (d)	8,908,796	8,927,620
Series 2005-4 Class 7A2, 5.56% 8/25/35 (d)	4,073,235	4,089,257
Series 2005-8 Class 7A2, 5.61% 11/25/35 (d)	4,595,756	4,609,220
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 5.73% 3/25/34 (d)	1,302,060	1,304,318
Series 2004-AR3 Class 6A2, 5.7% 4/25/34 (d)	636,832	637,285
Series 2004-AR4 Class 5A2, 5.7% 5/25/34 (d)	670,106	670,993
Series 2004-AR5 Class 11A2, 5.7% 6/25/34 (d)	1,061,733	1,062,826
Series 2004-AR6 Class 9A2, 5.7% 10/25/34 (d)	1,356,997	1,358,488
Series 2004-AR7 Class 6A2, 5.71% 8/25/34 (d)	2,034,663	2,036,851
Series 2004-AR8 Class 8A2, 5.71% 9/25/34 (d)	1,345,768	1,347,027
CWALT, Inc. floater Series 2005-56 Class 3A1, 5.62% 11/25/35 (d)	5,081,282	5,096,996
First Franklin Mortgage Loan Trust floater Series 2006-FF13:
Class M7, 6.102% 10/25/36 (d)	11,342,000	11,342,000
Class M8, 6.302% 10/25/36 (d)	4,935,000	4,935,000
First Horizon Mortgage pass thru Trust floater Series 2004-FL1 Class 2A1, 5.72% 12/25/34 (d)	929,421	930,489
Gracechurch Mortgage Funding PLC floater Series 1A:
Class A2B, 5.0981% 10/11/41 (a)(d)	41,315,000	41,328,221
Class CB, 5.3081% 10/11/41 (a)(d)	2,100,000	2,100,231
Class DB, 5.4981% 10/11/41 (a)(d)	8,485,000	8,485,933
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Granite Master Issuer PLC floater:
Series 2005-1:
Class A3, 5.47% 12/21/24 (d)	$ 5,300,000	$ 5,303,715
Class B1, 5.52% 12/20/54 (d)	7,050,000	7,050,056
Class M1, 5.62% 12/20/54 (d)	5,300,000	5,300,048
Series 2005-2 Class C1, 5.8925% 12/20/54 (d)	7,975,000	7,974,203
Series 2005-4:
Class C1, 5.8225% 12/20/54 (d)	12,100,000	12,101,418
Class M2, 5.6725% 12/20/54 (d)	18,320,000	18,322,863
Series 2006-1A Class C2, 5.9925% 12/20/54 (a)(d)	5,800,000	5,799,826
Series 2006-2 Class C1, 5.97% 12/20/54 (d)	13,360,000	13,371,578
Series 2006-3 Class C2, 5.9114% 12/20/54 (d)	11,600,000	11,600,000
Granite Mortgages PLC floater:
Series 2003-1 Class 1C, 6.95% 1/20/43 (d)	9,785,000	9,961,130
Series 2003-3 Class 1C, 6.95% 1/20/44 (d)	4,590,000	4,685,386
Series 2004-3:
Class 1B, 5.55% 9/20/44 (d)	611,195	611,274
Class 1C, 5.98% 9/20/44 (d)	2,313,809	2,315,660
Class 1M, 5.66% 9/20/44 (d)	349,254	349,331
GSAMP Trust floater Series 2006-HE3 Class M2, 5.63% 5/25/36 (d)	10,800,000	10,804,153
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 5.55% 5/19/35 (d)	7,040,117	7,055,536
Holmes Financing No. 10 PLC floater Series 10A:
Class 1C, 5.7382% 7/15/40 (a)(d)	3,745,000	3,745,075
Class 2A, 5.4982% 7/15/40 (a)(d)	9,360,000	9,360,187
Class 2C, 5.8182% 7/15/40 (a)(d)	8,735,000	8,735,175
Holmes Financing No. 8 PLC floater Series 2:
Class A, 5.5869% 4/15/11 (d)	25,000,000	25,002,723
Class B, 5.6769% 7/15/40 (d)	2,695,000	2,695,844
Class C, 6.2269% 7/15/40 (d)	10,280,000	10,296,068
Home Equity Asset Trust floater Series 2005-3 Class 2A1, 5.42% 8/25/35 (d)	659,935	659,984
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 5.78% 10/25/34 (d)	2,341,492	2,355,071
HSI Asset Securitization Corp. Trust:
floater Series 2006-WMC1 Class M-3, 5.7156% 7/25/36 (d)	8,892,000	8,900,728
Series 2006-WMC1 Class A3, 5.5456% 7/25/36 (d)	12,725,000	12,732,692
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 5.7% 3/25/35 (d)	$ 4,680,340	$ 4,692,692
Series 2004-6 Class 1A2, 5.72% 10/25/34 (d)	1,514,621	1,517,724
Series 2005-1:
Class M1, 5.79% 4/25/35 (d)	1,937,064	1,941,317
Class M2, 5.83% 4/25/35 (d)	3,391,226	3,398,093
Class M3, 5.86% 4/25/35 (d)	832,118	835,639
Class M4, 6.08% 4/25/35 (d)	491,087	494,077
Class M5, 6.1% 4/25/35 (d)	491,087	494,076
Class M6, 6.15% 4/25/35 (d)	785,736	789,627
Series 2005-2 Class 1A2, 5.64% 4/25/35 (d)	8,035,435	8,038,758
Series 2005-3 Class A1, 5.57% 8/25/35 (d)	9,123,990	9,120,493
Series 2005-4 Class 1B1, 6.63% 5/25/35 (d)	3,165,005	3,169,950
Series 2005-6 Class 1M3, 5.94% 10/25/35 (d)	2,495,344	2,505,582
Series 2005-7:
Class M1, 5.81% 11/25/35 (d)	1,433,834	1,434,779
Class M2, 5.85% 11/25/35 (d)	1,076,391	1,079,449
Class M3, 5.95% 11/25/35 (d)	5,373,833	5,399,027
Class M4, 5.99% 11/25/35 (d)	2,574,403	2,587,154
JPMorgan Mortgage Trust Series 2005-A8 Class 2A3, 4.9578% 11/25/35 (d)	2,155,000	2,144,374
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 5.7838% 9/26/45 (a)(d)	7,362,643	7,387,959
Lehman XS Trust:
floater Series 2006-GP1 Class A1, 5.42% 5/25/46 (d)	17,101,528	17,089,259
Series 2006-12N Class A1A1, 5.41% 8/25/46 (d)	27,885,432	27,885,432
MASTR Adjustable Rate Mortgages Trust floater Series 2005-1 Class 1A1, 5.6% 3/25/35 (d)	3,485,624	3,493,196
Merrill Lynch Mortgage Investors Trust floater Series 2006-MLN1 Class M4, 5.71% 7/25/37 (d)	9,575,000	9,575,000
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 5.72% 3/25/28 (d)	3,759,043	3,780,090
Series 2003-B Class A1, 5.67% 4/25/28 (d)	3,816,531	3,835,585
Series 2003-D Class A, 5.64% 8/25/28 (d)	3,384,210	3,390,582
Series 2003-E Class A2, 5.79% 10/25/28 (d)	4,311,485	4,319,476
Series 2003-F Class A2, 5.76% 10/25/28 (d)	5,384,142	5,396,426
Series 2004-A Class A2, 5.67% 4/25/29 (d)	4,739,449	4,740,438
Series 2004-B Class A2, 5.5875% 6/25/29 (d)	3,946,840	3,949,183
Series 2004-C Class A2, 5.01% 7/25/29 (d)	5,312,851	5,308,172
Series 2004-D Class A2, 5.82% 9/25/29 (d)	4,272,615	4,277,737
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Merrill Lynch Mortgage Investors, Inc. floater: - continued
Series 2004-E:
Class A2B, 5.78% 11/25/29 (d)	$ 3,541,891	$ 3,545,116
Class A2D, 5.97% 11/25/29 (d)	823,695	826,565
Series 2004-G Class A2, 5.8719% 11/25/29 (d)	1,696,827	1,698,362
Series 2005-A Class A2, 5.71% 2/25/30 (d)	4,358,540	4,364,355
MortgageIT Trust floater:
Series 2004-2:
Class A1, 5.7% 12/25/34 (d)	3,484,147	3,480,195
Class A2, 5.78% 12/25/34 (d)	4,713,477	4,748,983
Series 2005-2 Class 1A1, 5.59% 5/25/35 (d)	3,578,755	3,578,575
Opteum Mortgage Acceptance Corp.:
floater Series 2005-5 Class 1A1B, 5.53% 12/25/35 (d)	7,595,000	7,592,175
Series 2005-3 Class APT, 5.62% 7/25/35 (d)	13,333,645	13,345,116
Permanent Financing No. 4 PLC floater Series 2 Class C, 6.11% 6/10/42 (d)	15,400,000	15,460,263
Permanent Financing No. 5 PLC floater:
Series 2 Class C, 6.04% 6/10/42 (d)	4,215,000	4,229,491
Series 3 Class C, 6.19% 6/10/42 (d)	10,700,000	10,807,000
Permanent Financing No. 6 PLC floater Series 6 Class 2C, 5.84% 6/10/42 (d)	5,350,000	5,357,105
Permanent Financing No. 7 PLC floater Series 7 Class 2C, 5.72% 6/10/42 (d)	8,065,000	8,074,292
Permanent Financing No. 8 PLC floater:
Series 3C, 5.85% 6/10/42 (d)	8,095,000	8,100,343
Series 8 Class 2C, 5.79% 6/10/42 (d)	9,945,000	9,954,676
Permanent Financing No. 9 PLC floater Series 9A:
Class 1C, 5.69% 6/10/42 (a)(d)	3,105,000	3,104,997
Class 2C, 5.77% 6/10/42 (a)(d)	5,665,000	5,664,989
Class 3C, 5.89% 6/10/42 (a)(d)	4,880,000	4,879,980
Residential Asset Mortgage Products, Inc.:
sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	3,036,402	3,077,197
Series 2005-AR5 Class 1A1, 4.8262% 9/19/35 (d)	3,904,699	3,896,910
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 5.83% 11/25/34 (d)	325,132	325,301
Series 2003-RP2 Class A1, 5.78% 6/25/33 (a)(d)	2,142,484	2,151,606
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 5.43% 2/25/36 (a)(d)	7,351,960	7,351,455
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 5.78% 9/20/33 (d)	$ 4,661,806	$ 4,664,721
Series 2003-7 Class A2, 5.6419% 1/20/34 (d)	4,103,928	4,107,508
Series 2004-1 Class A, 5.8825% 2/20/34 (d)	2,464,720	2,468,053
Series 2004-10 Class A4, 5.56% 11/20/34 (d)	4,219,092	4,225,329
Series 2004-3 Class A, 5.3063% 5/20/34 (d)	4,203,578	4,204,814
Series 2004-4 Class A, 5.48% 5/20/34 (d)	5,537,261	5,539,551
Series 2004-5 Class A3, 5.5769% 6/20/34 (d)	4,106,939	4,108,286
Series 2004-6:
Class A3A, 5.8275% 6/20/35 (d)	3,019,242	3,025,915
Class A3B, 5.1069% 7/20/34 (d)	377,405	377,931
Series 2004-7:
Class A3A, 5.775% 8/20/34 (d)	3,047,728	3,052,444
Class A3B, 6% 7/20/34 (d)	548,423	550,446
Series 2004-8 Class A2, 5.82% 9/20/34 (d)	5,551,181	5,561,047
Series 2005-1 Class A2, 5.8325% 2/20/35 (d)	3,174,875	3,184,587
Series 2005-2 Class A2, 5.7% 3/20/35 (d)	5,675,603	5,687,778
Series 2005-3 Class A1, 5.53% 5/20/35 (d)	4,180,551	4,184,032
Soundview Home Equity Loan Trust Series 2006-EQ1:
Class M2, 5.728% 9/25/36 (d)	6,015,000	6,015,000
Class M4, 5.778% 9/25/36 (d)	9,030,000	9,030,000
Class M7, 6.208% 9/25/36 (d)	3,090,000	3,090,000
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 5.64% 7/25/35 (d)	6,932,067	6,957,784
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 5.73% 9/25/33 (a)(d)	1,243,616	1,244,586
Thornburg Mortgage Securities Trust floater:
Series 2004-3 Class A, 5.7% 9/25/34 (d)	14,818,625	14,886,875
Series 2005-3 Class A4, 5.6% 10/25/35 (d)	15,898,334	15,873,342
Wachovia Mortgage Loan Trust LLC Series 2005-B Class 2A4, 5.1881% 10/20/35 (d)	1,720,000	1,709,753
WaMu Mortgage pass thru certificates:
floater:
Series 2005-AR11 Class A1C1, 5.53% 8/25/45 (d)	3,616,016	3,617,111
Series 2005-AR13 Class A1C1, 5.52% 10/25/45 (d)	8,614,040	8,617,176
Series 2005-AR17 Class A1C1, 5.52% 12/25/45 (d)	6,302,446	6,309,444
Series 2005-AR19 Class A1C1, 5.52% 12/25/45 (d)	7,201,021	7,205,578
Series 2005-AR6 Class 2A-1A, 5.56% 4/25/45 (d)	3,574,932	3,582,963
Series 2006-AR7 Class C1B1, 5.39% 7/25/46 (d)	10,158,036	10,143,789
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
WaMu Mortgage pass thru certificates: - continued
Series 2006-AR5 Class A1B1, 5.41% 6/25/46 (d)	$ 12,393,112	$ 12,386,872
WaMu Mortgage Securities Corp. Series 2006-AR4 Class 1AC1, 5.43% 5/25/46 (d)	3,327,121	3,324,168
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-M Class A3, 4.6742% 8/25/34 (d)	9,129,275	9,072,062
Series 2005-AR12 Class 2A1, 4.3191% 7/25/35 (d)	18,834,682	18,525,801
TOTAL PRIVATE SPONSOR		933,035,061
U.S. Government Agency - 7.4%
Fannie Mae:
floater:
Series 2000-38 Class F, 5.83% 11/18/30 (d)	685,238	690,015
Series 2000-40 Class FA, 5.83% 7/25/30 (d)	1,686,233	1,698,144
Series 2002-89 Class F, 5.63% 1/25/33 (d)	2,368,730	2,375,901
planned amortization class Series 2003-24 CLass PB, 4.5% 12/25/12	12,880,835	12,778,249
target amortization class Series G94-2 Class D, 6.45% 1/25/24	3,078,195	3,128,425
Fannie Mae Grantor Trust floater Series 2005-90 Class FG, 5.58% 10/25/35 (d)	45,703,572	45,563,961
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 5.73% 8/18/31 (d)	1,790,334	1,798,829
Series 2001-38 Class QF, 6.31% 8/25/31 (d)	6,847,866	6,996,981
Series 2001-44 Class FB, 5.63% 9/25/31 (d)	1,548,411	1,553,646
Series 2001-46 Class F, 5.73% 9/18/31 (d)	4,459,424	4,481,606
Series 2002-11 Class QF, 5.83% 3/25/32 (d)	3,130,706	3,156,211
Series 2002-36 Class FT, 5.83% 6/25/32 (d)	1,049,525	1,056,588
Series 2002-64 Class FE, 5.68% 10/18/32 (d)	1,489,926	1,496,269
Series 2002-65 Class FA, 5.63% 10/25/17 (d)	1,063,658	1,065,596
Series 2002-74 Class FV, 5.78% 11/25/32 (d)	5,892,353	5,925,335
Series 2002-77 Class FY, 5.73% 12/25/17 (d)	19,360,399	19,474,499
Series 2003-11:
Class DF, 5.78% 2/25/33 (d)	2,130,540	2,139,683
Class EF, 5.78% 2/25/33 (d)	1,281,867	1,287,898
Series 2003-119 Class FK, 5.83% 5/25/18 (d)	2,500,000	2,534,520
Series 2003-131 Class FM, 5.73% 12/25/29 (d)	2,607,922	2,616,545
Series 2003-15 Class WF, 5.68% 8/25/17 (d)	4,361,840	4,379,277
Series 2003-63 Class F1, 5.63% 11/25/27 (d)	4,213,711	4,225,022
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
floater:
Series 2005-45 Class XA, 5.67% 6/25/35 (d)	$ 63,793,602	$ 63,652,261
planned amortization class Series 2005-72 Class FG, 5.58% 5/25/35 (d)	47,905,068	47,759,705
Series 2002-17 Class JF, 6.33% 4/25/32 (d)	6,708,565	6,863,379
Freddie Mac floater:
Series 2344 Class FP, 6.28% 8/15/31 (d)	4,816,102	4,919,446
Series 2510 Class FE, 5.73% 10/15/32 (d)	4,512,955	4,535,693
Series 3028 Class FM, 5.58% 9/15/35 (d)	24,410,035	24,323,247
Series 3033 Class TF, 0% 9/15/35 (d)	715,475	664,274
Freddie Mac Manufactured Housing participation certificates guaranteed floater Series 2338 Class FJ, 5.53% 7/15/31 (d)	3,908,439	3,914,923
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2395 Class FA, 5.93% 6/15/29 (d)	834,653	845,474
Series 2406:
Class FP, 6.31% 1/15/32 (d)	8,052,809	8,232,953
Class PF, 6.31% 12/15/31 (d)	7,894,522	8,070,816
Series 2410 Class PF, 6.31% 2/15/32 (d)	23,744,899	24,275,750
Series 2412 Class GF, 6.28% 2/15/32 (d)	3,980,378	4,083,327
Series 2453 Class NF, 5.73% 2/15/17 (d)	16,478,230	16,562,255
Series 2474 Class FJ, 5.68% 7/15/17 (d)	3,264,135	3,280,253
Series 2526 Class FC, 5.73% 11/15/32 (d)	1,886,861	1,896,758
Series 2538 Class FB, 5.73% 12/15/32 (d)	4,952,439	4,979,819
Series 2551 Class FH, 5.78% 1/15/33 (d)	2,042,010	2,051,887
Series 2553 Class FB, 5.83% 3/15/29 (d)	20,922,072	21,010,376
Series 2554 Class FJ, 5.78% 3/15/28 (d)	8,522,842	8,568,163
Series 2577 Class FW, 5.83% 1/15/30 (d)	13,992,039	14,050,493
Series 2861:
Class GF, 5.63% 1/15/21 (d)	3,506,584	3,512,222
Class JF, 5.63% 4/15/17 (d)	5,604,640	5,626,406
Series 2994 Class FB, 5.48% 6/15/20 (d)	4,939,955	4,930,965
Series 3066 Class HF, 0% 1/15/34 (d)	436,736	437,415
Series 3071 Class TF, 5.63% 4/15/35 (d)	48,354,428	48,224,064
Series 3094 Class UF, 0% 9/15/34 (d)	1,330,612	1,284,969
planned amortization class:
Series 2136 Class PE, 6% 1/15/28	7,004,577	7,022,809
Series 2395 Class PE, 6% 2/15/30	646,901	646,292
Series 2650 Class FV, 5.73% 12/15/32 (d)	21,577,898	21,670,499
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2776 Class UJ, 4.5% 5/15/20 (e)	$ 3,582,266	$ 90,977
Series 2828 Class JA, 4.5% 1/15/10	4,591,869	4,577,333
Series 3013 Class AF, 5.58% 5/15/35 (d)	76,140,858	75,903,047
sequential pay:
Series 2608 Class FJ, 5.73% 3/15/17 (d)	12,457,024	12,606,654
Series 2638 Class FA, 5.73% 11/15/16 (d)	11,666,811	11,736,576
Series 2644 Class EF, 5.68% 2/15/18 (d)	13,308,244	13,375,248
Series 2732 Class JF, 5.83% 11/15/33 (d)	3,876,987	3,883,771
Ginnie Mae guaranteed REMIC pass thru securities floater:
Series 2001-46 Class FB, 5.68% 5/16/23 (d)	2,114,339	2,122,691
Series 2001-50 Class FV, 5.53% 9/16/27 (d)	6,687,793	6,698,527
Series 2002-24 Class FX, 5.88% 4/16/32 (d)	1,771,009	1,788,587
Series 2002-31 Class FW, 5.73% 6/16/31 (d)	2,405,411	2,420,399
TOTAL U.S. GOVERNMENT AGENCY		633,523,903
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,566,512,030)		1,566,558,964
Commercial Mortgage Securities - 7.0%

Banc of America Large Loan, Inc.:
floater:
Series 2005-BBA6:
Class B, 5.54% 1/15/19 (a)(d)	2,800,000	2,801,225
Class C, 5.58% 1/15/19 (a)(d)	2,857,948	2,859,198
Class D, 5.63% 1/15/19 (a)(d)	2,800,000	2,801,224
Class E, 5.67% 1/15/19 (a)(d)	1,750,000	1,750,689
Class F, 5.72% 1/15/19 (a)(d)	1,170,000	1,170,460
Class G, 5.75% 1/15/19 (a)(d)	915,000	915,400
Series 2005-ESHA:
Class F, 6.08% 7/14/20 (a)(d)	6,395,000	6,402,730
Class G, 6.21% 7/14/20 (a)(d)	4,355,000	4,360,256
Class H, 6.43% 7/14/20 (a)(d)	5,365,000	5,371,459
Series 2005-MIB1:
Class B, 5.59% 3/15/22 (a)(d)	6,455,500	6,459,462
Class C, 5.64% 3/15/22 (a)(d)	1,660,000	1,661,045
Class D, 5.69% 3/15/22 (a)(d)	1,680,000	1,681,086
Class E, 5.73% 3/15/22 (a)(d)	3,205,000	3,207,078
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Banc of America Large Loan, Inc.: - continued
floater:
Series 2005-MIB1:
Class F, 5.8% 3/15/22 (a)(d)	$ 1,635,000	$ 1,636,059
Class G, 5.86% 3/15/22 (a)(d)	1,060,000	1,060,686
Series 2006-LAQ:
Class H, 6.01% 2/9/21 (a)(d)	3,495,000	3,507,982
Class J, 6.1% 2/9/21 (a)(d)	2,525,000	2,534,364
Class K, 6.33% 2/9/21 (a)(d)	6,990,000	7,011,519
Series 2005-ESHA Class X1, 0.9161% 7/14/20 (a)(d)(e)	334,645,000	2,285,458
Series 2006-ESH:
Class A, 6.19% 7/14/11 (a)(d)	7,442,985	7,437,877
Class B, 6.29% 7/14/11 (a)(d)	3,700,812	3,694,504
Class C, 6.44% 7/14/11 (a)(d)	7,411,773	7,406,694
Class D, 7.07% 7/14/11 (a)(d)	4,320,039	4,327,968
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 5.91% 8/25/33 (a)(d)	4,014,060	4,061,726
Series 2003-2:
Class A, 5.91% 12/25/33 (a)(d)	9,155,094	9,183,704
Class M1, 6.18% 12/25/33 (a)(d)	1,489,844	1,499,156
Series 2004-1:
Class A, 5.69% 4/25/34 (a)(d)	4,756,360	4,765,278
Class B, 7.23% 4/25/34 (a)(d)	494,167	499,109
Class M1, 5.89% 4/25/34 (a)(d)	432,396	433,748
Class M2, 6.53% 4/25/34 (a)(d)	370,625	374,563
Series 2004-2:
Class A, 5.76% 8/25/34 (a)(d)	5,035,726	5,054,610
Class M1, 5.91% 8/25/34 (a)(d)	1,623,735	1,631,854
Series 2004-3:
Class A1, 5.7% 1/25/35 (a)(d)	5,379,666	5,396,477
Class A2, 5.75% 1/25/35 (a)(d)	747,696	749,098
Class M1, 5.83% 1/25/35 (a)(d)	896,611	901,654
Class M2, 6.33% 1/25/35 (a)(d)	584,746	591,873
Series 2005-2A:
Class M1, 5.76% 8/25/35 (a)(d)	1,176,389	1,176,384
Class M2, 5.81% 8/25/35 (a)(d)	1,936,518	1,942,237
Class M3, 5.83% 8/25/35 (a)(d)	1,072,324	1,076,549
Class M4, 5.94% 8/25/35 (a)(d)	986,357	990,711
Series 2005-3A:
Class A1, 5.65% 11/25/35 (a)(d)	5,853,124	5,863,683
Class M1, 5.77% 11/25/35 (a)(d)	823,739	828,945
Class M2, 5.82% 11/25/35 (a)(d)	1,157,811	1,167,744
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Bayview Commercial Asset Trust floater: - continued
Series 2005-3A:
Class M3, 5.84% 11/25/35 (a)(d)	$ 1,034,250	$ 1,043,116
Class M4, 5.93% 11/25/35 (a)(d)	1,290,525	1,293,717
Series 2005-4A:
Class A2, 5.72% 1/25/36 (a)(d)	8,712,564	8,723,455
Class B1, 6.73% 1/25/36 (a)(d)	728,257	735,994
Class M1, 5.78% 1/25/36 (a)(d)	2,841,054	2,849,044
Class M2, 5.8% 1/25/36 (a)(d)	852,316	854,713
Class M3, 5.83% 1/25/36 (a)(d)	1,199,872	1,202,496
Class M4, 5.94% 1/25/36 (a)(d)	662,913	665,813
Class M5, 5.98% 1/25/36 (a)(d)	662,913	666,227
Class M6, 6.03% 1/25/36 (a)(d)	662,913	664,984
Series 2006-1:
Class A2, 5.69% 4/25/36 (a)(d)	3,121,118	3,121,118
Class M1, 5.71% 4/25/36 (a)(d)	953,675	953,675
Class M2, 5.73% 4/25/36 (a)(d)	1,007,620	1,007,620
Class M3, 5.75% 4/25/36 (a)(d)	866,977	866,977
Class M4, 5.85% 4/25/36 (a)(d)	491,287	491,287
Class M5, 5.89% 4/25/36 (a)(d)	476,837	476,837
Class M6, 5.97% 4/25/36 (a)(d)	1,050,006	1,050,006
Series 2006-2A:
Class A2, 5.61% 7/25/36 (a)(d)	2,321,568	2,321,568
Class B1, 6.2% 7/25/36 (a)(d)	834,239	834,239
Class B3, 8.03% 7/25/36 (a)(d)	1,391,987	1,391,987
Class M1, 5.64% 7/25/36 (a)(d)	2,435,978	2,435,978
Class M2, 5.66% 7/25/36 (a)(d)	1,716,149	1,716,149
Class M3, 5.68% 7/25/36 (a)(d)	1,344,316	1,344,316
Class M4, 5.75% 7/25/36 (a)(d)	905,745	905,745
Class M5, 5.8% 7/25/36 (a)(d)	1,115,497	1,115,497
Class M6, 5.87% 7/25/36 (a)(d)	1,763,819	1,763,819
Series 2006-3A:
Class A1, 5.58% 10/25/36 (a)(d)	12,369,084	12,369,084
Class B1, 6.13% 10/25/36 (a)(d)	1,459,860	1,459,860
Class B2, 6.68% 10/25/36 (a)(d)	953,378	953,378
Class B3, 7.93% 10/25/36 (a)(d)	1,708,135	1,708,135
Class M4, 5.76% 10/25/36 (a)(d)	1,459,860	1,459,860
Class M5, 5.81% 10/25/36 (a)(d)	1,854,121	1,854,121
Class M6, 5.89% 10/25/36 (a)(d)	3,624,822	3,624,822
Bear Stearns Commercial Mortgage Securities, Inc. floater Series 2006-BBA7:
Class G, 5.77% 3/15/19 (a)(d)	1,665,000	1,665,011
Class H, 5.98% 3/15/19 (a)(d)	2,135,000	2,135,021
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Bear Stearns Commercial Mortgage Securities, Inc. floater Series 2006-BBA7: - continued
Class J, 6.18% 3/15/19 (a)(d)	$ 2,800,000	$ 2,800,025
Class X1A, 1.766% 3/15/19 (a)(d)(e)	306,405,000	5,601,482
Bear Stearns Commercial Mortgage Securities, Inc. floater Series 2004-BBA3 Class E, 6.03% 6/15/17 (a)(d)	15,365,000	15,371,241
COMM floater Series 2002-FL6:
Class F, 6.78% 6/14/14 (a)(d)	8,218,856	8,218,848
Class G, 7.23% 6/14/14 (a)(d)	5,000,000	4,999,713
Commercial Mortgage pass thru certificates:
floater:
Series 2004-HTL1:
Class B, 5.78% 7/15/16 (a)(d)	85,597	85,629
Class D, 5.88% 7/15/16 (a)(d)	195,065	195,139
Class E, 6.08% 7/15/16 (a)(d)	726,146	726,601
Class F, 6.13% 7/15/16 (a)(d)	1,316,556	1,317,479
Class H, 6.63% 7/15/16 (a)(d)	952,525	954,294
Class J, 6.78% 7/15/16 (a)(d)	365,104	366,359
Class K, 7.68% 7/15/16 (a)(d)	411,331	412,966
Series 2005-F10A:
Class B, 5.56% 4/15/17 (a)(d)	7,080,000	7,080,690
Class C, 5.6% 4/15/17 (a)(d)	3,006,000	3,006,138
Class D, 5.64% 4/15/17 (a)(d)	2,440,000	2,440,781
Class E, 5.7% 4/15/17 (a)(d)	1,821,000	1,821,375
Class F, 5.74% 4/15/17 (a)(d)	1,035,000	1,035,095
Class G, 5.88% 4/15/17 (a)(d)	1,035,000	1,035,102
Class H, 5.95% 4/15/17 (a)(d)	1,035,000	1,035,249
Class J, 6.18% 4/15/17 (a)(d)	335,000	335,094
Class MOA3, 5.63% 3/15/20 (a)(d)	4,590,000	4,590,420
Series 2005-FL11:
Class B, 5.58% 11/15/17 (a)(d)	2,527,231	2,527,995
Class C, 5.63% 11/15/17 (a)(d)	5,214,519	5,216,095
Class D, 5.67% 11/15/17 (a)(d)	897,167	897,438
Class E, 5.72% 11/15/17 (a)(d)	1,377,341	1,377,825
Class F, 5.78% 11/15/17 (a)(d)	1,250,979	1,251,357
Class G, 5.83% 11/15/17 (a)(d)	2,004,936	2,005,541
Series 2006-CN2A Class AJFL, 5.59% 2/5/19 (a)(d)	8,865,000	8,896,389
Series 2006-CN2A Class A2FL, 5.55% 2/5/19 (a)(d)	5,000,000	5,009,868
CS First Boston Mortgage Securities Corp. floater:
Series 2004-FL1 Class B, 5.78% 5/15/14 (a)(d)	3,443,318	3,443,733
Series 2004-TF2A Class E, 5.75% 11/15/19 (a)(d)	4,450,000	4,451,456
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
CS First Boston Mortgage Securities Corp. floater: - continued
Series 2004-TFL1:
Class G, 6.18% 2/15/14 (a)(d)	$ 1,803,309	$ 1,803,373
Class H, 6.43% 2/15/14 (a)(d)	1,400,000	1,400,081
Class J, 6.73% 2/15/14 (a)(d)	750,000	750,033
Series 2005-CN2A Class A1J, 5.66% 11/15/19 (a)(d)	17,835,000	17,845,897
Series 2005-TF2A Class F, 5.83% 11/15/19 (a)(d)	1,540,000	1,540,504
Series 2005-TF3A Class A2, 5.61% 11/15/20 (a)(d)	22,225,000	22,242,893
Series 2005-TFLA:
Class C, 5.57% 2/15/20 (a)(d)	5,650,000	5,651,339
Class E, 5.66% 2/15/20 (a)(d)	3,955,000	3,956,298
Class F, 5.71% 2/15/20 (a)(d)	1,745,000	1,745,591
Class G, 5.85% 2/15/20 (a)(d)	505,000	505,443
Class H, 6.08% 2/15/20 (a)(d)	715,000	715,614
CSMC Commercial Mortgage Trust floater Series 2006-TFLA:
Class D, 5.61% 4/15/21 (a)(d)	2,700,000	2,700,827
Class E, 5.66% 4/15/21 (a)(d)	2,700,000	2,701,433
Class G, 5.75% 4/15/21 (a)(d)	2,700,000	2,702,239
Class H, 6.06% 4/15/21 (a)(d)	2,700,000	2,701,627
Class J, 6.13% 4/15/21 (a)(d)	1,800,000	1,800,547
Class K, 6.53% 4/15/21 (a)(d)	8,995,000	8,997,717
GGP Mall Properties Trust Series 2001-C1A:
Class C2, 5.558% 11/15/11 (a)	12,654	12,659
Class E2, 6.183% 11/15/11 (a)	37,867	37,890
Greenwich Capital Commercial Funding Corp. floater Series 2005-FL3A:
Class H-AON:
6.33% 10/5/20 (a)(d)	1,495,000	1,495,000
6.58% 10/5/20 (a)(d)	1,775,000	1,775,000
Class M-AON, 6.83% 10/5/20 (a)(d)	1,770,000	1,770,000
Class N-AON, 7.18% 10/5/20 (a)(d)	4,545,144	4,545,144
GS Mortgage Securities Corp. II Series 2006-FL8A:
Class C, 5.57% 6/6/20 (a)(d)	1,310,000	1,310,000
Class D, 5.61% 6/6/20 (a)(d)	3,595,000	3,595,000
Class E, 5.7% 6/6/20 (a)(d)	7,163,000	7,163,000
Class F, 5.77% 6/6/20 (a)(d)	5,168,000	5,169,615
Guggenheim Structure Real Estate Funding Ltd. floater Series 2006-3:
Class B, 5.73% 9/25/46 (a)(d)	4,250,000	4,250,000
Class C, 5.88% 9/25/46 (a)(d)	10,500,000	10,500,000
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Hilton Hotel Pool Trust floater Series 2000-HLTA:
Class A2, 5.73% 10/3/15 (a)(d)	$ 27,700,000	$ 27,902,110
Class B, 5.83% 10/3/15 (a)(d)	4,375,000	4,421,251
Lehman Brothers Floating Rate Commercial Mortgage Trust:
floater Series 2005-LLFA Class FAIR, 6.98% 7/15/18 (a)(d)	4,360,000	4,369,709
Series 2006-LLFA:
Class D, 5.56% 9/15/21 (a)(d)	3,410,000	3,410,000
Class E, 5.62% 9/15/21 (a)(d)	12,300,000	12,300,000
Class F, 5.67% 9/15/21 (a)(d)	2,985,000	2,985,000
Class FRT1, 6.28% 9/15/21 (a)(d)	1,750,000	1,750,000
Class FRT2, 6.38% 9/15/21 (a)(d)	1,450,000	1,450,000
Class FRT3, 6.53% 9/15/21 (a)(d)	3,755,000	3,755,000
Class G, 5.69% 9/15/21 (a)(d)	4,265,000	4,265,000
Class H, 5.73% 9/15/21 (a)(d)	4,265,000	4,265,000
Morgan Stanley Capital I, Inc.:
floater Series 2005-XLF:
Class B, 5.54% 8/15/19 (a)(d)	6,705,000	6,707,951
Class C, 5.57% 8/15/19 (a)(d)	525,000	525,231
Class D, 5.59% 8/15/19 (a)(d)	1,915,000	1,915,842
Class E, 5.61% 8/15/19 (a)(d)	1,745,000	1,745,767
Class F, 5.65% 8/15/19 (a)(d)	1,220,000	1,220,536
Class G, 5.7% 8/15/19 (a)(d)	870,000	870,382
Class H, 5.72% 8/15/19 (a)(d)	695,000	695,305
Class J, 5.79% 8/15/19 (a)(d)	525,000	525,185
Series 2006-XLF:
Class C, 6.53% 7/15/19 (a)(d)	5,095,000	5,094,962
Class D, 5.58% 7/15/19 (a)(d)	11,115,000	11,114,944
Class E, 5.62% 7/15/19 (a)(d)	13,565,000	13,564,931
Class F, 5.65% 7/15/19 (a)(d)	4,796,000	4,795,974
Class G, 5.69% 7/15/19 (a)(d)	3,535,000	3,543,670
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 5.81% 3/24/18 (a)(d)	5,191,776	5,201,511
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL6A:
Class A2, 5.58% 10/15/17 (a)(d)	7,695,000	7,698,365
Class AP, 6.63% 10/15/17 (a)(d)	10,000,000	10,011,000
Class B, 5.63% 10/15/17 (a)(d)	1,540,000	1,540,606
Class D, 5.76% 10/15/17 (a)(d)	3,090,000	3,091,281
Series 2006-WL7A:
Class F, 5.74% 8/11/18 (a)(d)	11,680,000	11,680,000
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Wachovia Bank Commercial Mortgage Trust: - continued
floater:
Series 2006-WL7A:
Class G, 5.76% 8/11/18 (a)(d)	$ 11,065,000	$ 11,065,000
Class J, 6.05% 8/11/18 (a)(d)	2,460,000	2,460,000
Series 2005-WL6A Class X1A, 0.754% 10/15/17 (a)(e)	450,614,708	1,491,535
Series 2006-WL7A Class X1A, 0.629% 9/15/21 (a)(d)(e)	1,185,477,474	5,879,968
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $601,047,026)		601,464,392
Certificates of Deposit - 6.7%

BNP Paribas SA yankee 5.045% 2/21/07	96,000,000	95,831,424
Deutsche Bank AG yankee 5.045% 2/21/07	96,000,000	95,831,424
HBOS Treasury Services PLC yankee 5.04% 2/21/07	96,000,000	95,833,450
Rabobank Nederland Coop. Central yankee 5.01% 2/14/07	94,400,000	94,226,814
Royal Bank of Scotland PLC yankee 5.04% 2/21/07	96,000,000	95,829,629
Societe Generale euro 5.05% 2/21/07	96,000,000	95,834,304
TOTAL CERTIFICATES OF DEPOSIT (Cost $574,388,141)		573,387,045
Commercial Paper - 0.3%

Rockies Express Pipeline LLC:
5.58% 12/20/06 (a)	22,000,000	21,737,368
5.76% 10/30/06 (a)	7,000,000	6,970,328
TOTAL COMMERCIAL PAPER (Cost $28,694,720)		28,707,696
Cash Equivalents - 22.8%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations) in a joint trading account at 5.4%, dated 9/29/06 due 10/2/06	$ 837,609,419	$ 837,233,000
With:
Banc of America Securities LLC at 5.42%, dated 9/29/06 due 10/2/06 (Collateralized by Mortgage Loan Obligations valued at $399,000,000, 4.6%- 6.5%, 8/25/36 - 11/25/46)	380,171,633	380,000,000
Barclays Capital, Inc. at 5.42%, dated 9/29/06 due 10/2/06 (Collateralized by Corporate Obligations valued at $387,600,000, 5.25%- 10.2%, 5/30/07 - 11/15/29)	380,171,633	380,000,000
Merrill Lynch, Pierce, Fenner & Smith at 5.42%, dated 9/29/06 due 10/2/06 (Collateralized by Mortgage Loan Obligations valued at $367,503,020, 4.4%- 5.63%, 8/25/35 - 8/25/46)	350,157,938	350,000,000
TOTAL CASH EQUIVALENTS (Cost $1,947,233,000)		1,947,233,000
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $8,726,713,408)		8,730,161,915
NET OTHER ASSETS - (2.0)%		(173,461,607)
NET ASSETS - 100%		$ 8,556,700,308
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Eurodollar Contracts
43 Eurodollar 90 Day Index Contracts	Dec. 2006	$ 42,426,487	$ 98,965
41 Eurodollar 90 Day Index Contracts	March 2007	40,469,563	77,448
34 Eurodollar 90 Day Index Contracts	June 2007	33,573,725	45,064
24 Eurodollar 90 Day Index Contracts	Sept. 2007	23,707,500	25,704
20 Eurodollar 90 Day Index Contracts	Dec. 2007	19,760,500	17,120
20 Eurodollar 90 Day Index Contracts	March 2008	19,761,750	14,870
13 Eurodollar 90 Day Index Contracts	June 2008	12,844,650	14,198
12 Eurodollar 90 Day Index Contracts	Sept. 2008	11,855,700	13,302
5 Eurodollar 90 Day Index Contracts	Dec. 2008	4,939,375	3,480
3 Eurodollar 90 Day Index Contracts	March 2009	2,963,400	2,188
TOTAL EURODOLLAR CONTRACTS			$ 312,339
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive from Citibank, upon default event of DaimlerChrysler NA Holding Corp., par value of the notional amount of DaimlerChrysler NA Holding Corp. 6.5% 11/15/13, and pay quarterly notional amount multiplied by .8%

	June 2007	$ 14,000,000	$ (66,706)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34	Dec. 2034	3,000,000	(9,043)
Receive monthly notional amount multiplied by .42% and pay Bank of America upon default event of Bear Stearns Asset Backed Securities, par value of the notional amount of Bear Stearns Asset Backed Securities 6.175% 2/25/35	March 2035	6,900,000	(16,452)
Receive monthly notional amount multiplied by .42% and pay Bank of America upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust 6.055% Series 2005-B Class M7 4/25/35	May 2035	6,900,000	(1,285)
Receive monthly notional amount multiplied by .52% and pay Bank of America upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional of Ameriquest Mortgage Securities, Inc. 6.835% 9/25/34	Oct. 2034	9,900,000	(15,131)
Receive monthly notional amount multiplied by .8% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35	Feb. 2035	3,000,000	1,625
Receive monthly notional amount multiplied by .85% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M6, 6.105% 5/25/35	June 2035	3,000,000	5,033
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 1.9% and pay Morgan Stanley, Inc., upon default event of Morgan Stanley ABS Capital, par value of the notional amount of Morgan Stanley ABS Capital I Series 2006-HE3 Class B3, 7.2225% 4/25/36

	May 2036	$ 4,100,000	$ (63,603)
Receive monthly notional amount multiplied by 1.85% and pay Citibank upon default event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-NC2 Class M9, 7.02% 6/25/36	July 2036	5,500,000	(87,199)
Receive quarterly notional amount multiplied by .20% and pay Merrill Lynch, Inc. upon default event of American Transmission Co. LLC, par value of the notional amount of American Transmission Co. LLC 7.125% 3/15/11	May 2007	10,555,000	10,399
Receive quarterly notional amount multiplied by .26% and pay Morgan Stanley, Inc. upon default event of Amerada Hess Corp., par value of the notional amount of Amerada Hess Corp. 6.65% 8/15/11	March 2007	12,850,000	11,678
Receive quarterly notional amount multiplied by .28% and pay Morgan Stanley, Inc. upon default event of Amerada Hess Corp., par value of the notional amount of Amerada Hess 6.65% 8/15/11	March 2007	16,000,000	15,374
Receive quarterly notional amount multiplied by .48% and pay Goldman Sachs upon default event of TXU Corp., par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	13,540,000	63,754
Receive quarterly notional amount multiplied by .78% and pay Goldman Sachs upon default event of TXU Corp., par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Dec. 2008	10,650,000	121,553
TOTAL CREDIT DEFAULT SWAPS		119,895,000	(30,003)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps

Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc

	Jan. 2007	$ 35,100,000	$ 6,673
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	Oct. 2006	50,225,000	7,525
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 10 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	Nov. 2006	71,000,000	16,359
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 20 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	Jan. 2007	35,000,000	10,883
TOTAL TOTAL RETURN SWAPS		191,325,000	41,440
		$ 311,220,000	$ 11,437
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,303,792,922 or 15.2% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $146,204.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,756,981 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspetuck Trust 5.7869% 10/16/06	12/14/05	$ 17,585,000
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	85.5%
United Kingdom	7.3%
France	2.3%
Netherlands	1.3%
Germany	1.1%
Others (individually less than 1%)	2.5%
100.0%
Income Tax Information
At September 30, 2006, the fund had a capital loss carryforward of approximately $4,021,300 all of which will expire on September 30, 2011.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2006

Assets
Investment in securities, at value (including repurchase agreements of $1,947,233,000) - See accompanying schedule: Unaffiliated issuers (cost $8,726,713,408)		$ 8,730,161,915
Cash		10,444,088
Receivable for investments sold		527,741
Receivable for swap agreements		35,615
Interest receivable		40,671,947
Receivable for daily variation on futures contracts		7,087
Swap agreements, at value		11,437
Prepaid expenses		3,244
Other receivables		24,914
Total assets		8,781,887,988

Liabilities
Payable for investments purchased Regular delivery	$ 115,741,623
Delayed delivery	70,800,000
Distributions payable	38,572,736
Other payables and accrued expenses	73,321
Total liabilities		225,187,680

Net Assets		$ 8,556,700,308
Net Assets consist of:
Paid in capital		$ 8,554,635,648
Undistributed net investment income		757,517
Accumulated undistributed net realized gain (loss) on investments		(2,465,140)
Net unrealized appreciation (depreciation) on investments		3,772,283
Net Assets, for 86,002,155 shares outstanding		$ 8,556,700,308
Net Asset Value, offering price and redemption price per share ($8,556,700,308 ÷ 86,002,155 shares)		$ 99.49

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended September 30, 2006

Investment Income
Interest (including $553,903 from affiliated interfund lending)		$ 373,039,997

Expenses
Custodian fees and expenses	$ 95,257
Independent trustees' compensation	28,478
Audit	106,149
Legal	11,664
Insurance	37,875
Miscellaneous	385
Total expenses before reductions	279,808
Expense reductions	(73,870)	205,938
Net investment income		372,834,059
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	672,265
Futures contracts	76,736
Swap agreements	1,816,008
Total net realized gain (loss)		2,565,009
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,114,228)
Futures contracts	56,406
Swap agreements	278,326
Total change in net unrealized appreciation (depreciation)		(1,779,496)
Net gain (loss)		785,513
Net increase (decrease) in net assets resulting from operations		$ 373,619,572

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended September 30, 2006	Year ended September 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 372,834,059	$ 190,517,987
Net realized gain (loss)	2,565,009	385,273
Change in net unrealized appreciation (depreciation)	(1,779,496)	(2,048,042)
Net increase (decrease) in net assets resulting from operations	373,619,572	188,855,218
Distributions to shareholders from net investment income	(372,786,549)	(190,697,802)
Affiliated share transactions Proceeds from sales of shares	4,705,265,575	2,273,689,006
Cost of shares redeemed	(2,809,950,462)	(1,106,997,870)
Net increase (decrease) in net assets resulting from share transactions	1,895,315,113	1,166,691,136
Total increase (decrease) in net assets	1,896,148,136	1,164,848,552

Net Assets
Beginning of period	6,660,552,172	5,495,703,620
End of period (including undistributed net investment income of $757,517 and undistributed net investment income of $552,328, respectively)	$ 8,556,700,308	$ 6,660,552,172
Other Information Shares
Sold	47,302,203	22,848,333
Redeemed	(28,248,537)	(11,123,468)
Net increase (decrease)	19,053,666	11,724,865

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,	2006	2005	2004	2003	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 99.49	$ 99.52	$ 99.49	$ 99.15	$ 100.00
Income from Investment Operations
Net investment income B	4.999	3.167	1.764	1.917	3.022
Net realized and unrealized gain (loss)	(.015)	(.059)	- E	.450	(.743)
Total from investment operations	4.984	3.108	1.764	2.367	2.279
Distributions from net investment income	(4.984)	(3.138)	(1.734)	(2.027)	(3.129)
Net asset value, end of period	$ 99.49	$ 99.49	$ 99.52	$ 99.49	$ 99.15
Total Return A	5.13%	3.17%	1.79%	2.36%	2.39%
Ratios to Average Net Assets D
Expenses before reductions C	-	-	-	-	-
Expenses net of fee waivers, if any C	-	-	-	-	-
Expenses net of all reductions C	-	-	-	-	-
Net investment income	5.03%	3.18%	1.77%	1.94%	3.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,556,700	$ 6,660,552	$ 5,495,704	$ 4,987,445	$ 2,232,319
Portfolio turnover rate	41%	49%	50%	58%	167%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts represents less than .01%.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

E Amount represents less than $.001 per share.

F Per-share data has been adjusted for a 1-for-10 reverse stock split effective October 1, 2002.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2006

1. Significant Accounting Policies.

Fidelity Ultra-Short Central Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, and capital loss carryforwards.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 9,485,184
Unrealized depreciation	(4,980,285)
Net unrealized appreciation (depreciation)	4,504,899
Undistributed ordinary income	1,272,423
Capital loss carryforward	(4,021,300)

Cost for federal income tax purposes	$ 8,725,657,016

The tax character of distributions paid was as follows:

	September 30, 2006	September 30, 2005
Ordinary Income	$ 372,786,549	$ 190,697,802

New Accounting Pronouncements.

In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Annual Report

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Futures Contracts - continued

Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Annual Report

2. Operating Policies - continued

Swap Agreements - continued

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $3,946,652,592 and $1,971,097,687, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services.

FIMM and FMR have entered into a service agreement under which FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays Fidelity Service Company, Inc. (FSC), an affiliate of FMR, the fees for maintaining the accounting records of the Fund.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Lender	$ 14,472,088	4.87%

Annual Report

Notes to Financial Statements - continued

5. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $73,870.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Garrison Street Trust and Shareholders of Fidelity Ultra-Short Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Ultra-Short Central Fund (the Fund), a fund of Fidelity Garrison Street Trust, including the schedule of investments as of September 30, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2006, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Ultra-Short Central Fund as of September 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 16, 2006

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 347 funds advised by FMR or an affiliate. Mr. McCoy oversees 349 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1986

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Stephen P. Jonas (53)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Ultra-Short Central (2005-present). He also serves as Senior Vice President of other Fidelity funds (2005-present). Mr. Jonas is Executive Director of FMR (2005-present) and FMR Co., Inc. (2005-present). He also serves as a Director of Fidelity Investments Money Management, Inc. (2005-present) and FMR Corp. (2003-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Corp. (1998-2002). In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as Vice Chairman (2006-present), a Director (2003-present), and Chief Operating Officer of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (63)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001).

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate). He is also a partner of Franklin Street Partners (private investment management firm). In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care System. He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Keyes may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
James H. Keyes (66)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Garrison Street Trust. Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Garrison Street Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Boyce I. Greer (50)

Year of Election or Appointment: 2006

Vice President of Ultra-Short Central. Mr. Greer also serves as Vice President of certain Equity Funds (2005-present), certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). He is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

David L. Murphy (58)

Year of Election or Appointment: 2005

Vice President of Ultra-Short Central. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present), certain Asset Allocation Funds (2003-present), Fixed-Income Funds (2005-present), and Balanced Funds (2005-present). He serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Thomas J. Silvia (45)

Year of Election or Appointment: 2005

Vice President of Ultra-Short Central. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present), certain Balanced Funds (2005-present), certain Asset Allocation Funds (2005-present), and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Andrew J. Dudley (41)

Year of Election or Appointment: 2001

Vice President of Ultra-Short Central. Mr. Dudley also serves as Vice President of other funds advised by FMR. Prior to his current responsibilities, Mr. Dudley worked as a portfolio manager.

Eric D. Roiter (57)

Year of Election or Appointment: 2001

Secretary of Ultra-Short Central. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (47)

Year of Election or Appointment: 2003

Assistant Secretary of Ultra-Short Central. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (48)

Year of Election or Appointment: 2004

President and Treasurer of Ultra-Short Central. Ms. Reynolds also serves as President and Treasurer of other Fidelity funds (2004-present) and is a Vice President (2003-present) and an employee (2002-present) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Ultra-Short Central. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of Ultra-Short Central. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of Ultra-Short Central. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of Ultra-Short Central. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of Ultra-Short Central. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (37)

Year of Election or Appointment:2005

Deputy Treasurer of Ultra-Short Central. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Ultra-Short Central. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (60)
Year of Election or Appointment: 2001 Assistant Treasurer of Ultra-Short Central. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (52)
Year of Election or Appointment: 2004 Assistant Treasurer of Ultra-Short Central. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (51)
Year of Election or Appointment: 2002 Assistant Treasurer of Ultra-Short Central. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of Ultra-Short Central. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Ultra-Short Central. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on February 15, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	672,343,759.36	100.000
Withheld	.00	00.000
TOTAL	672,343,759.36	100.000
Albert R. Gamper, Jr.
Affirmative	672,343,759.36	100.000
Withheld	.00	00.000
TOTAL	672,343,759.36	100.000
Robert M. Gates
Affirmative	672,343,759.36	100.000
Withheld	.00	00.000
TOTAL	672,343,759.36	100.000
George H. Heilmeier
Affirmative	672,343,759.36	100.000
Withheld	.00	00.000
TOTAL	672,343,759.36	100.000
Edward C. Johnson 3d
Affirmative	672,343,759.36	100.000
Withheld	.00	00.000
TOTAL	672,343,759.36	100.000
Stephen P. Jonas
Affirmative	672,343,759.36	100.000
Withheld	.00	00.000
TOTAL	672,343,759.36	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	672,343,759.36	100.000
Withheld	.00	00.000
TOTAL	672,343,759.36	100.000
Ned C. Lautenbach
Affirmative	672,343,759.36	100.000
Withheld	.00	00.000
TOTAL	672,343,759.36	100.000
William O. McCoy
Affirmative	672,343,759.36	100.000
Withheld	.00	00.000
TOTAL	672,343,759.36	100.000
Robert L. Reynolds
Affirmative	672,343,759.36	100.000
Withheld	.00	00.000
TOTAL	672,343,759.36	100.000
Cornelia M. Small
Affirmative	672,343,759.36	100.000
Withheld	.00	00.000
TOTAL	672,343,759.36	100.000
William S. Stavropoulos
Affirmative	672,343,759.36	100.000
Withheld	.00	00.000
TOTAL	672,343,759.36	100.000
Kenneth L. Wolfe
Affirmative	672,343,759.36	100.000
Withheld	.00	00.000
TOTAL	672,343,759.36	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Ultra-Short Central Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Annual Report

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund's management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except operating expenses for services provided by entities not affiliated with FMR, such as fees for custodial, auditing, legal and insurance services. Based on its review, the Board concluded that the fund's net management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except certain operating expenses for services provided by entities not affiliated with FMR.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except certain operating expenses for services provided by entities not affiliated with FMR.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iii) the total expenses of certain funds and classes relative to competitors; (iv) fund performance trends; and (v) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Item 2. Code of Ethics

As of the end of the period, September 30, 2006, Fidelity Garrison Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended September 30, 2006 and September 30, 2005, the aggregate Audit Fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Fidelity Money Market Central Fund and Fidelity Ultra-Short Central Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2006A	2005A
Fidelity Money Market Central Fund	$30,000	$23,000
Fidelity Ultra-Short Central Fund	$97,000	$113,000
All funds in the Fidelity Group of Funds audited by Deloitte Entities	$6,400,000	$5,200,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended September 30, 2006 and September 30, 2005 the aggregate Audit-Related Fees billed by Deloitte Entities for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2006A	2005A
Fidelity Money Market Central Fund	$0	$0
Fidelity Ultra-Short Central Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended September 30, 2006 and September 30, 2005, the aggregate Audit-Related Fees that were billed by Deloitte Entities that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2006A	2005A
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended September 30, 2006 and September 30, 2005, the aggregate Tax Fees billed by Deloitte Entities for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2006A	2005A
Fidelity Money Market Central Fund	$3,500	$2,600
Fidelity Ultra-Short Central Fund	$2,000	$1,300
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended September 30, 2006 and September 30, 2005, the aggregate Tax Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2006A	2005A
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended September 30, 2006 and September 30, 2005, the aggregate Other Fees billed by Deloitte Entities for all other non-audit services rendered to the funds is shown in the table below.

Fund	2006A	2005A
Fidelity Money Market Central Fund	$0	$0
Fidelity Ultra-Short Central Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended September 30, 2006 and September 30, 2005, the aggregate Other Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2006A	2005A
Deloitte Entities	$255,000	$210,000
A	Aggregate amounts may reflect rounding.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2006 and September 30, 2005 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2006 and September 30, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2006 and September 30, 2005 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2006 and September 30, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2006 and September 30, 2005 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2006 and September 30, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) Not Applicable.

(g) For the fiscal years ended September 30, 2006 and September 30, 2005, the aggregate fees billed by Deloitte Entities of $800,000A and $525,000A,B for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2006A	2005A
Covered Services	$270,000	$200,000
Non-Covered Services	$530,000	$325,000B
A	Aggregate amounts may reflect rounding.
B	Reflects current period presentation.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the funds, taking into account representations from Deloitte Entities, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 20, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	November 20, 2006